Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information
Entity Registrant Name	Taomee Holdings Ltd
Entity Central Index Key	0001507051
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	766,282,380
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 118,570,672	$ 120,678,898
Accounts receivable	2,371,060	1,422,534
Inventory	41,316
Income tax recoverable	49,956
Due from related party	893,020	202,267
Prepayments and other current assets	2,071,509	1,514,565
Deferred tax assets-current	2,969,896	3,247,404
Total current assets	126,967,429	127,065,668
Investment in equity investees	8,262,077	2,406,111
Property and equipment, net	1,305,721	2,405,576
Acquired intangible asset	1,664,763	1,379,154
Other assets	1,557,532	1,197,907
Total assets	139,757,522	134,454,416
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to Taomee Holdings Limited of 205,095 and 425,845 as of December 31, 2011 and 2012, respectively)	434,626	221,820
Income taxes payable (including income taxes payable of the consolidated VIEs without recourse to Taomee Holdings Limited of 190,398 and 245,189 as of December 31, 2011 and 2012, respectively)		2,187,076
Due to related parties (including due to related parties of the consolidated VIEs without recourse to Taomee Holdings Limited of 13,115 and 14,725 as of December 31, 2011 and 2012, respectively)	89,728	66,104
Advance from customers (including advance from customers of the consolidated VIEs without recourse to Taomee Holdings Limited of 8,766,104 and 6,730,725 as of December 31, 2011 and 2012, respectively)	8,142,177	10,223,309
Deferred revenue (including deferred revenue of the consolidated VIEs without recourse to Taomee Holdings Limited of 12,912,939 and 12,061,510 as of December 31, 2011 and 2012, respectively)	12,061,510	12,912,939
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to Taomee Holdings Limited of 775,807 and 1,281,439 as of December 31, 2011 and 2012, respectively)	5,265,461	5,680,706
Deferred tax liabilities-current (including deferred tax liabilities of the consolidated VIEs without recourse to Taomee Holdings Limited of 9,600 and 13,473 as of December 31, 2011 and 2012, respectively)	13,473	10,910
Total current liabilities	26,006,975	31,302,864
Commitments and contingencies (Note 13)
Equity
Ordinary shares ($0.00002 par value; 875,000,000 shares authorized; 730,900,680 and 736,648,732 shares issued; 728,427,520 and 732,409,792 shares outstanding as of December 31, 2011 and 2012, respectively)	14,733	14,618
Treasury stock (at cost)	(747,359)	(562,502)
Additional paid-in capital	72,437,283	70,782,370
Accumulated other comprehensive income	2,555,570	2,366,216
Retained earnings	39,412,717	30,550,850
Taomee Holdings Limited shareholders' equity	113,672,944	103,151,552
Noncontrolling interests	77,603
Total equity	113,750,547	103,151,552
Total liabilities and equity	$ 139,757,522	$ 134,454,416

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accounts payable, variable interest entities	$ 434,626	$ 221,820
Income taxes payable, variable interest entities		2,187,076
Due to related parties, variable interest entities	89,728	66,104
Advance from customers, variable interest entities	8,142,177	10,223,309
Deferred revenue, variable interest entities	12,061,510	12,912,939
Accrued expenses and other current liabilities, variable interest entities	5,265,461	5,680,706
Deferred tax liabilities, variable interest entities	13,473	10,910
Ordinary shares, par value (in dollars per share)	$ 0.00002	$ 0.00002
Ordinary shares, authorized	875,000,000	875,000,000
Ordinary shares, issued	736,648,732	730,900,680
Ordinary shares, outstanding	732,409,792	728,427,520
Variable Interest Entities (VIEs)
Accounts payable, variable interest entities	425,845	205,095
Income taxes payable, variable interest entities	245,189	190,398
Due to related parties, variable interest entities	14,725	13,115
Advance from customers, variable interest entities	6,730,725	8,766,104
Deferred revenue, variable interest entities	12,061,510	12,912,939
Accrued expenses and other current liabilities, variable interest entities	1,281,439	775,807
Deferred tax liabilities, variable interest entities	$ 13,473	$ 9,600

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Online business, net	$ 32,169,495	$ 40,330,778	$ 33,682,849
Offline business, net	8,038,739	5,066,263	2,290,045
Total net revenues	40,208,234	45,397,041	35,972,894
Cost of services:
Online business	(6,949,772)	(6,035,323)	(5,165,602)
Offline business	(3,048,618)	(1,652,235)	(685,583)
Total cost of services	(9,998,390)	(7,687,558)	(5,851,185)
Gross profit	30,209,844	37,709,483	30,121,709
Operating income (expenses):
Product development expenses	(12,317,528)	(10,303,929)	(4,649,036)
Sales and marketing expenses	(9,966,282)	(6,254,531)	(1,569,972)
General and administrative expenses	(10,077,739)	(7,965,104)	(5,728,962)
Other operating income	5,511,806	1,733,418	278,250
Total operating expenses	(26,849,743)	(22,790,146)	(11,669,720)
Income from operations	3,360,101	14,919,337	18,451,989
Interest income	2,646,967	1,409,662	240,132
Other income (expenses), net	858,869	666,961	(115,345)
Income before income taxes and share of profit in equity method investments	6,865,937	16,995,960	18,576,776
Income tax benefit (expense):
Current	1,279,003	(2,539,332)	(7,204)
Deferred	(424,099)	812,262	2,510,931
Total income tax benefit (expense)	854,904	(1,727,070)	2,503,727
Income before share of profit in equity method investments	7,720,841	15,268,890	21,080,503
Share of profit in equity method investees	1,139,650	4,224,281	493,573
Net income	8,860,491	19,493,171	21,574,076
Net loss attributable to noncontrolling interest	(1,376)
Net income attributable to Taomee Holdings Limited	8,861,867	19,493,171	21,574,076
Deemed dividend on Series A convertible redeemable preferred shares		(200,601)	(468,580)
Net income attributable to holders of ordinary shares	$ 8,861,867	$ 19,292,570	$ 21,105,496
Earnings per share:
Basic (in dollars per share)	$ 0.01	$ 0.03	$ 0.04
Diluted (in dollars per share)	$ 0.01	$ 0.03	$ 0.04
Weighted average number of shares used in calculating earnings per share:
Basic (in shares)	731,303,362	606,648,098	450,000,000
Diluted (in shares)	753,533,499	640,377,175	458,482,370

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 8,860,491	$ 19,493,171	$ 21,574,076
Other comprehensive income, net of tax
Foreign currency translation adjustment	189,354	1,683,779	592,923
Comprehensive income	9,049,845	21,176,950	22,166,999
Comprehensive loss attributable to noncontrolling interest	(1,376)
Comprehensive income attributable to Taomee Holdings Limited	9,051,221	21,176,950	22,166,999
Deemed dividend on Series A convertible redeemable preferred shares		(200,601)	(468,580)
Comprehensive income attributable to holders of ordinary shares	$ 9,051,221	$ 20,976,349	$ 21,698,419

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $)	Total	Total	Ordinary shares	Treasury stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Noncontrolling interests
Balance at Dec. 31, 2009	$ 1,239,386	$ 1,239,386	$ 9,000		$ 988,088	$ 152,784	$ 89,514
Balance, shares at Dec. 31, 2009			450,000,000
Increase (Decrease) in Stockholders' Equity
Deemed dividend on Series A convertible redeemable preferred shares	(468,580)	(468,580)				(468,580)
Share-based compensation	170,446	170,446			170,446
Dividends declared	(10,000,000)	(10,000,000)				(10,000,000)
Net income (loss)	21,574,076	21,574,076				21,574,076
Foreign currency translation adjustment	592,923	592,923					592,923
Balance at Dec. 31, 2010	13,108,251	13,108,251	9,000		1,158,534	11,258,280	682,437
Balance, shares at Dec. 31, 2010			450,000,000
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares (net of issuance cost of US$7,707,115)	61,707,401	61,707,401	3,085		61,704,316
Issuance of ordinary shares (net of issuance cost of US$7,707,115), shares			154,254,480
Conversion of series A preferred shares to ordinary shares	5,827,991	5,827,991	2,500		5,825,491
Conversion of series A preferred shares to ordinary shares, shares			125,000,000
Repurchase of shares	(562,502)	(562,502)		(562,502)
Repurchase of shares, shares				2,473,160
Deemed dividend on Series A convertible redeemable preferred shares	(200,601)	(200,601)				(200,601)
Issuance of ordinary shares upon exercise of options and vesting of restricted shares	97,309	97,309	33		97,276
Issuance of ordinary shares upon exercise of options and vesting of restricted shares, shares			1,646,200
Share-based compensation	1,996,753	1,996,753			1,996,753
Net income (loss)	19,493,171	19,493,171				19,493,171
Foreign currency translation adjustment	1,683,779	1,683,779					1,683,779
Balance at Dec. 31, 2011	103,151,552	103,151,552	14,618	(562,502)	70,782,370	30,550,850	2,366,216
Balance, shares at Dec. 31, 2011	728,427,520		730,900,680	2,473,160
Increase (Decrease) in Stockholders' Equity
Repurchase of shares	(1,754,792)	(1,754,792)		(1,754,792)
Repurchase of shares, shares				9,237,880
Cancellation of repurchased shares			(149)	1,569,935	(1,569,786)
Cancellation of repurchased shares, shares			(7,472,100)	(7,472,100)
Issuance of ordinary shares upon exercise of options and vesting of restricted shares	551,230	551,230	264		550,966
Issuance of ordinary shares upon exercise of options and vesting of restricted shares, shares			13,220,152
Share-based compensation	2,252,552	2,252,552			2,252,552
Reversal of accrued IPO costs	421,181	421,181			421,181
Noncontrolling interest for establishment of Guangdong Taomee	78,979							78,979
Net income (loss)	8,860,491	8,861,867				8,861,867		(1,376)
Foreign currency translation adjustment	189,354	189,354					189,354
Balance at Dec. 31, 2012	$ 113,750,547	$ 113,672,944	$ 14,733	$ (747,359)	$ 72,437,283	$ 39,412,717	$ 2,555,570	$ 77,603
Balance, shares at Dec. 31, 2012	732,409,792		736,648,732	4,238,940

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2011
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
Issuance cost of ordinary shares	$ 7,707,115

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income	$ 8,860,491	$ 19,493,171	$ 21,574,076
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	2,252,552	1,996,753	170,446
Depreciation and amortization	2,629,532	2,320,731	871,408
Share of profits in equity method investees, net of gain/loss on disposals	(1,139,650)	(4,224,281)	(493,573)
Deferred income taxes	424,099	(812,262)	(2,510,931)
Loss on disposal of property and equipment	3,891	12,325	43,422
Write-off of other receivable		(155,171)
Changes in assets and liabilities:
Accounts receivable	(948,526)	(984,291)	361,301
Inventories	(41,316)
Due from related party	16,608	(202,267)
Prepayments and other current assets	(232,860)	360,721	(76,423)
Other assets	(565,770)	(713,993)	(1,040,813)
Accounts payable	212,806	(122,878)	344,698
Income taxes payable	(2,237,032)	2,187,076	(21,917)
Due to related parties	76,613	(25,711)	38,826
Advance from customers	(2,081,132)	1,539,111	5,187,295
Deferred revenue	(851,429)	2,129,741	8,878,856
Accrued expenses and other current liabilities	160,218	(412,638)	3,685,152
Return on investment in equity investees	623,120
Net cash provided by operating activities	7,162,215	22,386,137	37,011,823
Investing activities:
Purchases of property and equipment	(336,612)	(826,122)	(2,973,520)
Purchase of intangible asset	(1,398,020)	(1,233,020)
Lending of loans receivable	(79,548)
Loan to a related party	(76,366)
Collection of amounts due from a related party	76,366		56,114
Payment of loans to shareholders of a VIE			(366,129)
Cash paid to acquire equity method investees	(6,957,520)	(1,118,538)	(493,185)
Proceeds from sale of equity method investees	1,041,124	3,885,000
Net cash provided by (used in) investing activities	(7,730,576)	707,320	(3,776,720)
Financing activities:
Proceeds from issuance of ordinary shares		69,414,516
Issuance cost of ordinary shares	(340,713)	(6,943,426)	(414,430)
Cash dividends paid		(8,950,000)	(1,050,000)
Proceeds from exercise of share options	275,825
Capital contribution from noncontrolling interest	78,979
Repurchase of ordinary shares	(1,681,520)	(562,502)
Net cash provided by (used in) financing activities	(1,667,429)	52,958,588	(1,464,430)
Effect of exchange rate changes	127,564	1,539,719	481,556
Net increase in cash and cash equivalents	(2,108,226)	77,591,764	32,252,229
Cash and cash equivalents, beginning of the year	120,678,898	43,087,134	10,834,905
Cash and cash equivalents, end of the year	118,570,672	120,678,898	43,087,134
Supplemental disclosure of cash flow information:
Income taxes paid	950,028	352,255	21,917
Supplemental schedule of non-cash investing and financing activities:
Purchases of property and equipment included in accrued expenses		80,942	76,567
Initial public offering costs not yet paid		$ 761,894	$ 252,060

Organization and principal activities	12 Months Ended
Dec. 31, 2012
Organization and principal activities
Organization and principal activities

1. Organization and principal activities

        Taomee Holdings Limited (the "Company"), all of its subsidiaries and consolidated variable interest entities ("VIEs") are collectively referred to as the "Group". The Group is principally engaged in the development and operation of online virtual worlds, mobile applications and certain licensed online services, the provision of related offline operations by licensing the Group's proprietary cartoon figures to merchandisers and book publishers as well as producing films and trading interactive toys featuring the Group's cartoon figures. The Group's principal operations and geographic market are in the People's Republic of China ("PRC").

        Prior to June 12, 2009, the business of the Group operated through the following two entities which were both registered in the PRC and each is owned by a group of PRC citizens (collectively referred to as the "shareholders") with identical shareholdings—Shanghai Taomee Network Technology Co., Ltd. and Shanghai Qidong Information Technology Co., Ltd. (the two entities collectively referred to as the "Combined Entities"):

Entities under common ownership	Percentage of collective ownership	Date of incorporation or combination	Initial capital contribution
Shanghai Taomee Network Technology Co., Ltd. ("Shanghai Taomee")	100%	October 8, 2007	$992,813
Shanghai Qidong Information Technology Co., Ltd. ("Shanghai Qidong")	100%	March 4, 2009	$81,054

        On September 26, 2008, the same group of shareholders formed Taomee Holdings Limited in the Cayman Islands with identical shareholdings as the Combined Entities. Then a series of contemplated restructuring transactions occurred leading to preferred share financing in May 2009 for the purpose of reincorporation of Shanghai Taomee and Shanghai Qidong as variable interest entity ("VIE") subsidiaries of the Company (the "Reorganization"). In May 2009, the Company issued Series A convertible redeemable preferred shares to third party investors. The Reorganization was necessary to comply with the PRC law and regulations which prohibit or restrict foreign ownership of companies that provide Internet content services, which include providing online entertainment platform services. The share and per share data relating to the ordinary shares issued to the shareholders by the Company during the Reorganization are presented as if the recapitalization transactions occurred at the beginning of the first period presented.

        As part of the Reorganization, the Company established Shanghai Shengran Information Technology Co., Ltd. ("Shanghai Shengran"), a wholly foreign owned enterprise in the PRC. Since the Company does not have any equity interests in Shanghai Taomee and Shanghai Qidong (the "VIEs"), in order to exercise effective control over their operations, on June 12, 2009, the Company, through its wholly owned subsidiary Shanghai Shengran, entered into a series of contractual arrangements with the VIEs and the shareholders, pursuant to which the Company is entitled to receive effectively all economic benefits generated from the shareholders' equity interests in the VIEs. These contractual arrangements include:

  (i)
  a Proxy Agreement, under which each shareholder of the VIEs has assigned Shanghai Shengran all rights as a shareholder of the VIEs including voting rights. The Proxy Agreement is valid infinitely and is only subjected to be terminated by Shanghai Shengran;

  (ii)
  a Call Option Agreement, under which the shareholders of the VIEs granted Shanghai Shengran an irrevocable and exclusive option to purchase all or a portion of their equity interests in the VIEs when and to the extent permitted by PRC law. The Call Option Agreement will terminate when the equity interests in the VIEs are legally transferred to Shanghai Shengran;

  (iii)
  a Business and Operation Agreement, under which the shareholders of the VIEs have agreed that Shanghai Shengran shall direct the day-to-day operational and financial activities of the VIEs including electing directors and officers and hiring personnel, that the VIEs will not conduct any transactions which might substantially affect their assets and business operations without the prior written consent of Shanghai Shengran, and that the shareholders will unconditionally transfer to Shanghai Shengran, for no consideration, all dividends or other proceeds received from the VIEs in their capacity as shareholders;

  (iv)
  an Exclusive Technical and Marketing Services Agreement between the VIEs and Shanghai Shengran, under which Shanghai Shengran is engaged by the VIEs as the exclusive provider of software services, technology support, and marketing services for a service fee. By virtue of the governance rights Shanghai Shengran maintains over the VIEs, through the terms of the other agreements noted above, the Company is able unilaterally renew, extend or amend the service agreements at its discretion;

  (v)
  a Share Pledge Agreement, under which the shareholders pledged all of their equity interests in the VIEs to Shanghai Shengran as collateral to secure their obligations under the agreement, and all benefits derived from the equity interests in the VIEs shall be the guarantee for the VIEs' debt. The Share Pledge Agreement is continuously effective until the full performance of the contractual obligations or the full repayment of the guaranteed liabilities as described in such agreement; and

  (vi)
  a Loan Agreement, under which Shanghai Shengran shall provide interest-free loans of up to a total of RMB2.5 million (equivalent to $366,129) to PRC citizens Mr. WANG Haibing, Mr. WEI Zhen, Mr. CHENG Yunpeng, Mr. ZENG Liqing and Mr. WANG Bin (collectively referred to as the "five shareholders") for their respective capital contributions in the VIEs. The loans have an unspecified term and will remain outstanding for the duration of Shanghai Shengran or until such time that Shanghai Shengran elects to terminate the agreement (which is at Shanghai Shengran's sole discretion) at which point the loans are payable on demand. The five shareholders of the VIEs may not prepay all or any portion of the loans without Shanghai Shengran's prior written request. (Note 15)

        Under the above agreements, the shareholders of the VIEs irrevocably granted Shanghai Shengran the power to exercise all voting rights to which they were entitled. In addition, Shanghai Shengran has the option to acquire all of the equity interests in the VIEs, to the extent permitted by the then-effective PRC laws and regulations, for nominal consideration. Shanghai Shengran is entitled to receive service fees for certain services to be provided to the VIEs.

        These contractual agreements are designed to provide the Company control of the VIEs. The Call Option Agreement and Proxy Agreement provide Shanghai Shengran effective control over the VIEs, while the Share Pledge Agreement secures the shareholders' obligations under these agreements. Because the Company, through its wholly owned subsidiary Shanghai Shengran has (1) the power to direct the activities of the VIEs that affect the Company's economic performance and (2) the right to receive benefits from the VIEs, it has been deemed to be the primary beneficiary of the VIEs and as a result consolidated the respective VIEs since the date of execution of such agreements. The call option on subsidiary shares under the Call Option Agreement and the guarantee of VIEs' debt under the Share Pledge Agreement have not been accounted for in the consolidated financial statements since they are agreements between a parent and a consolidated subsidiary. The service fees under the Exclusive Technical and Marketing Services Agreement are eliminated upon consolidation.

        In arriving at the conclusion that the Company is the primary beneficiary of the VIEs, the Company relied on the determination that the Company's rights under the terms of the Option Agreement provide it with a substantive kick out right, subject to applicable PRC law. The Company also believes that the minimum amount of consideration permitted by the applicable PRC law to exercise the option does not represent a financial barrier or disincentive for the Company to currently exercise its rights under the Option Agreement.

        The Company has concluded that these contractual arrangements are legally binding and the Company exercises control over the VIEs. The Group's current ownership structure, as well as the contractual arrangements that Shanghai Shengran entered into with the consolidated VIEs and their shareholders are in compliance with all existing PRC laws and regulations. However, the aforementioned contractual arrangements with the VIEs and their respective shareholders are subject to risks and uncertainties:

  •
  The VIEs and their respective shareholders may have or develop interests that conflict with the Company's interests, which may lead them to pursue opportunities in violation of or to refuse to renew the aforementioned contractual arrangements.

  •
  The VIEs or their shareholders may be deemed to be in violation of PRC laws and regulations or could fail to obtain the proper operating licenses. As a result, the PRC government could:
  1)
  Confiscate incomes of the VIEs, impose fines or other requirements with which the Company's PRC subsidiaries may not be able to comply;

  2)
  Revoke the business or operating licenses of the Company's PRC subsidiaries;

  3)
  Require a restructuring of the current VIE structure, or require the VIEs or the Company to mandate a change in ownership structure or operations of the VIEs or the Company, or discontinue all or any portion of their business.
    4)
    Discontinue or restrict the operations of any related-party transactions among the Company's PRC subsidiaries;

    5)
    Limit the Group's business expansion in China through contractual arrangements;

    6)
    Restrict or prohibit the Company's use of the proceeds from any additional public offering to finance the Company's business and operations in China.

  •
  The aforementioned contractual agreements may not be as effective as direct ownership in providing control over the VIEs. The Group may incur substantial costs and resources to enforce such arrangements if the shareholders of the VIEs fail to perform their respective obligations under the contractual arrangements.

  •
  Although the aforementioned contractual agreements are enforceable, they may be difficult to enforce given the uncertainties in the PRC legal system.

        If these adverse circumstances were to occur, the Company may lose the ability to exert effective control over the VIEs, and it may lose the ability to receive economic benefits from the VIEs. As a result, the Company may not be able to consolidate the VIEs into its consolidated financial statements. The Company, however, does not believe such actions would result in the liquidation or dissolution of the Company, the wholly owned foreign enterprises ("WOFEs") or the VIEs.

        The aforementioned shareholders collectively own all of the equity interests in the VIEs and together own a majority of the Company's shares as of December 31, 2012. The Company cannot assure that, when conflicts of interest arise, the shareholders will act in the best interests of the Company or that conflicts of interests will be resolved in the Company's favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest the shareholders may encounter in their capacity as owners of record and directors of the VIEs, on the one hand, and as beneficial owners and directors of the Company. The Company believes the shareholders will not act contrary to any of the contractual arrangements and the Option Agreement entitles the Company to remove the shareholders as beneficial shareholders of the VIEs should any of them act in a way that is detrimental to the Company. The Company relies on the shareholders as directors and executive officers of the Company to fulfill their fiduciary duties and abide by laws of the PRC and Cayman Islands and act in the best interest of the Company. If the Company cannot resolve any conflicts of interest or disputes between the Company and any of the shareholders, the Company would have to rely on legal proceedings, which could result in disruption to its business, and there would likely be substantial uncertainty as to the outcome of any such legal proceedings.

        Nonetheless, the Company believes that its ability to direct the activities of the VIEs that most significantly impact their economic performance and the VIE arrangements are not affected by current PRC laws and regulations. Accordingly, the VIEs continue to be consolidated by the Company, as the primary beneficiary.

        However, there may be changes and other developments in the PRC laws, regulations or interpretations that could affect the Company's ability to control the VIEs and preclude the Company from consolidating the VIEs in the future.

        Shanghai Taomee Animation Co., Ltd. and Guangdong Taomee Animation Technology Co., Ltd. were incorporated under Shanghai Taomee Network Technology Co., Ltd and were consolidated since their respective date of incorporation.

        The subsidiaries and consolidated VIEs of the Company as of December 31, 2012 are as follows:

Name of subsidiaries and consolidated VIEs	Percentage of ownership	Date of incorporation or combination	Place of incorporation
Taomee Holdings (HK) Limited ("Taomee Hong Kong")	100%	November 27, 2008	Hong Kong
Shanghai Shengran Information Technology Co., Ltd. ("Shanghai Shengran")	100%	June 12, 2009	PRC
Shanghai Taomee Network Technology Co., Ltd. ("Shanghai Taomee")	100%	October 8, 2007	PRC
Shanghai Qidong Information Technology Co., Ltd. ("Shanghai Qidong")	100%	March 4, 2009	PRC
Shanghai Taomee Animation Co., Ltd. ("Shanghai Animation")	100%	November 11, 2010	PRC
Guangdong Taomee Animation Technology Co., Ltd. ("Guangdong Taomee")	95%	June 1, 2012	PRC
Shanghai Xinsheng Information Technology Co., Ltd. ("Shanghai Xinsheng")	100%	October 31, 2012	PRC

        Summary financial information of the Group's VIEs included in the accompanying consolidated financial statements (after eliminating all intercompany transactions and balances) is as follows:

	December 31,
	2011	2012
Total asset	$24,162,836	$22,476,039

Total liabilities	$22,873,058	$20,722,906

	For the year ended December 31,
	2010	2011	2012
Net revenues	$34,726,994	$41,204,989	$33,535,368

Net income	$30,929,755	$33,468,498	$20,773,883

        The VIEs contributed an aggregate of 96.5%, 90.8% and 83.4% of the consolidated net revenues for the year ended December 31, 2010,2011 and 2012, respectively. The Company's operations not conducted through contractual arrangements with the VIE primarily consist of its merchandise licensing and book royalty business. As of the fiscal years ended December 31, 2011 and 2012, the VIEs accounted for an aggregate of 18.0% and 16.1%, respectively, of the consolidated total assets, and 73.1% and 79.9%, respectively, of the consolidated total liabilities. The assets not associated with the VIE primarily consist of cash and cash equivalents.

        There are no creditors (or beneficial interest holders) of the VIE that have recourse to the general credit of the Company or any of its consolidated subsidiaries. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests, that require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs were to require financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to the VIEs through loans.

        Relevant PRC laws and regulations restrict the VIEs from transferring a portion of its net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 12 for disclosure of restricted net assets.

Summary of principal accounting policies	12 Months Ended
Dec. 31, 2012
Summary of principal accounting policies
Summary of principal accounting policies

2. Summary of principal accounting policies

(1)
Basis of presentation

        The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America ("US GAAP"). Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

        The financial statements include the Consolidated Statements of Comprehensive Income as required by new accounting guidance, which the Company retrospectively adopted during 2012.

(2)
Basis of consolidation

        The consolidated financial statements include the financial statements of the Group, its subsidiaries and VIEs. All intercompany transactions and balances are eliminated upon consolidation.

        A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power or has the power to: appoint or remove the majority of the members of the board of directors; cast a majority of votes at the meeting of the board of directors; or govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

        US GAAP provides guidance on the identification and financial reporting for entities over which control is achieved through means other than voting interests, which requires certain VIEs to be consolidated by the primary beneficiary of the entity if the equity investors in the entity do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. Through the contractual arrangements between the Company and the VIEs, the Company controls the operating activities and holds all the beneficial interests of the VIEs and has been determined to be the primary beneficiary of the VIEs. The Company has concluded that such contractual arrangements are legally enforceable (see footnote 1 for related risks and uncertainties).

(3)
Use of estimates

        The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affected the reported amount of the assets and liabilities, the disclosure of assets and liabilities at the date of the financial statements, and the reported revenues and expenses during the reported periods. Actual results may differ from those estimates. Significant accounting estimates reflected in the Group's consolidated financial statements mainly include allowance for doubtful accounts, the useful life of in-game items, useful life and impairment for property and equipment and intangible asset, impairment of cost method investment and equity method investments, future cash flow estimates for purposes of determining the fair value of the ordinary shares of the Company before the IPO, assumptions related to the valuation of share-based compensation and related forfeiture rates, consolidation of VIEs, assumptions applied in the classification of equity investments and realization of deferred tax assets. Such accounting policies are impacted significantly by judgments, assumptions and estimates used in the preparation of our consolidated financial statements, and actual results could differ materially from these estimates.

(4)
Cash and cash equivalents

        Cash and cash equivalents represent cash on hand and demand deposits, which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased.

(5)
Accounts receivable, net

        Accounts receivable mainly consists of receivables from the distribution of films, receivables from third party online payment channels, and royalties due from corporate customers, and is recorded net of allowance for doubtful accounts. The Group determines the allowance for doubtful accounts when facts and circumstances indicate that the receivable is unlikely to be collected. Allowance for doubtful accounts are charged to general administrative expenses. The Group recorded no allowance for doubtful accounts as of December 31, 2011 and 2012, respectively, as the risk of bad debt was remote.

(6)
Inventory

        Inventory as of December 31, 2012 primarily consists of interactive toys. Inventories are stated at the lower of cost or market and the cost of merchandise inventory is determined using the weighted average cost method. The Group records valuation adjustments to write-down the inventories if the cost of specific inventory items on hand exceeds the amount expected to realize from the ultimate sale or disposal of the inventory. The Group recorded no inventory write-downs in all periods presented.

(7)
Investment in equity method investees

        The Group uses the equity method to account for an equity investment over which it has significant influence but does not own a majority equity interest or otherwise control. The Group records equity method adjustments in share of earnings and losses. Equity method adjustments include the Group's proportionate share of investee income or loss, adjustments to recognize certain differences between the Group's carrying value and its equity in net assets of the investee at the date of investment, impairments, and other adjustments required by the equity method. Dividends received are recorded as a reduction of carrying amount of the investment. Cumulative distributions that do not exceed the Group's cumulative equity in earnings of the investee are considered as a return on investment and classified as cash inflows from operating activities. Cumulative distributions in excess of the Group's cumulative equity in the investee's earnings are considered as a return of investment and classified as cash inflows from investing activities. Equity method investments only include non-marketable investments. For equity investment over which the Group does not have significant influence or control, the cost method of accounting is used.

        The Group assesses its equity investments for other-than-temporary impairment by considering factors as well as all relevant and available information including, but not limited to, current economic and market conditions, the operating performance of the investees including current earnings trends, the technological feasibility of the investee's products and technologies, the general market conditions in the investee's industry or geographic area, factors related to the investee's ability to remain in business, such as the investee's liquidity, debt ratios, and cash burn rate and other company-specific information including recent financing rounds.

(8)
Property and equipment, net

        Property and equipment are carried at cost less accumulated depreciation and amortization. Depreciation and amortization is calculated on a straight-line method over the following estimated useful lives:

Estimated useful lives
Leasehold improvements	Lesser of the lease term or their estimated useful lives
Computers and office equipment	3-5 years
Software	Lesser of 5 years or the contracted term of use
Vehicles	4 years
(9)
Impairment of long-lived assets

        The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the future undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss equal to the excess of the carrying amount over the fair value of the assets. There was no impairment charge recognized for the years ended December 31, 2010, 2011 and 2012.

(10)
Acquired intangible asset, net

  Upfront licensing fees

        Upfront licensing fees paid to third party licensors are capitalized when paid and amortized on a straight-line basis over the shorter of the estimated economic life of the intangible assets or license period, ranging from three to seven years. Amortization of acquired game licenses commences upon the commercial launch of the related online game. As of December 31, 2011 and 2012, the carrying values of these acquired upfront licensing fees were $1.2 million and $1.5 million and the accumulated amortization were nil and $0.2 million, respectively.

  Domain Name

        Company purchased a domain name from a third party in 2009 for $141,735. The domain name is considered to have an indefinite useful life, as there is no legal or contractual limit to its terms of usage. The intangible asset is carried at cost less any accumulated impairment losses.

        The Group tests the intangible asset for impairment annually, or more frequently if events or changes in circumstances indicate that the asset might be impaired. If the carrying amount of the intangible asset exceeds its fair value, the Group recognizes an impairment loss in an amount equal to that excess. There was no impairment charge recognized for the years ended December 31, 2010, 2011 and 2012.

        The Group recorded amortization of acquired intangible assets of nil, nil and $204,266 for the years ended December 31, 2010, 2011 and 2012, respectively.

(11)
Film cost

        Film cost include capitalizable production costs, production overhead, development costs and acquired production costs for the production of animated films which have been completed or are still in production. The costs are stated at the lower of cost, less accumulated amortization, or fair value.

        Film production costs are capitalized and then amortized to cost when the films are completed and on release, together with any participation and residual costs, based on the ratio of the current period's revenues to estimated remaining total revenues ("Ultimate Revenues") from all sources on an individual production basis. Ultimate Revenues for film productions include revenues that will be earned within ten years from the date of the initial theatrical release. These estimates are reviewed on a periodic basis.

        Costs of film productions are subject to regular recoverability assessments which compare the estimated fair values with the unamortized costs. The amount by which the unamortized costs of film productions exceed their estimated fair values is written off.

        In September 2010 and November 2011, Shanghai Taomee entered into several collaborative arrangements with third party film studios to jointly finance the production and distribution of three animation films. No entity was established to produce and distribute these films. Shanghai Taomee contributes the intellectual property in its cartoon figures and co-produces the films with the third parties, and these third parties are responsible for distribution of the films. Shanghai Taomee and these third parties co-own the copyright and share the profits or losses of the films. The third parties enter into contracts with film distributors and customers and are the primary obligors of those contractual relationships and the principal for the revenues to be generated from the films.

        The substance of the arrangements are a purchase of an economic interest in a film from the third parties coupled with a sale of the intellectual property license of Shanghai Taomee's cartoon figures. During production, the Group records the amount paid to the third parties as its capitalized film costs up to the Group's proportionate share of the actual cumulative film production costs that have been incurred by the third parties, as the Group assumes full risk for that portion of the film asset acquired in this transaction. The Group shares the same estimates of ultimate revenue and ultimate participation costs as the other participants. When the film is released, the Group recognizes its share of the net profit due from the other participants as film revenue and amortizes the capitalized film costs as cost of film revenue on the consolidated statement of operations based on the ratio of the current period revenues to the estimated ultimate revenues and an estimated profit margin from the film. The Group records the prepayments and capitalized film costs under these arrangements in other assets on its consolidated balance sheet.

        The Group recorded amortization of capitalized film costs of nil, $556,899 and $968,276 for the years ended December 31, 2010, 2011 and 2012, respectively.

(12)
Treasury Stock

        The Group accounted for those shares repurchased but not yet cancelled as Treasury Stock at cost and showed separately in the Shareholders' Equity. When the Group cancels the treasury stock, the difference between the original issuance price and the repurchase price is charged to additional paid-in capital.

(13)
Revenue recognition

Online Business

  Online game operation revenues

        The Group earns revenue through developing and operating proprietary online virtual worlds. The Group provides such services to children via an online entertainment platform pursuant to two types of revenue models: a time-based revenue model and an item-based revenue model.

        For online services using the time-based model, users pay a subscription fee for calendar days of unlimited play on the online platform. The Group recognizes revenue generated from subscription fees based on the number of calendar days on which the users are provided the services.

        For the item-based model, revenue is recognized over the estimated lives of the in-game virtual premium items purchased or as the virtual premium items are consumed. For the virtual premium items that are immediately consumed, revenue is recognized upon consumption. For virtual premium items with no predetermined expiration ("permanent items"), revenue is recognized ratably over the estimated average lives of the permanent items, which range from one year to one and a half years. The amount of the unamortized permanent items and unconsumed items are recognized as deferred revenue. The Group recognized $12,992,892, $21,203,727 and $16,269,659 gross revenue from virtual premium items accounted for under the item-based model for the years ended December 31, 2010, 2011 and 2012, respectively. The Group estimates the average lives of the permanent items based on an assessment of its historical data and user behavior patterns, including the average period that users typically stay on the platform, the age group of the target users, and the number of active paying users in the virtual worlds, and the promotional events launched, with reference to industry research data. The Group assesses the estimated lives of premium items periodically. If there are indications of any significant changes to the estimated lives of these premium items, the revised estimates would be applied prospectively in the period of change. Prior to June 30, 2010, the Group did not have sufficient historical data from its virtual worlds to estimate the useful life of the permanent items, and used the industry research data and peer company information in developing the estimate of the average life of permanent items, which was determined to be one year for all its virtual worlds. Effective on July 1, 2010, the Group changed the accounting estimate of the useful life of the permanent items in Mole's World from one year to 18 months based on an analysis of the life of the virtual world and user behavior patterns using historical user data since the launch of Mole's World in September 2008, and applied such change prospectively. The effect of the change in accounting estimate on the results of operations for the year ended December 31, 2010 was immaterial. In 2011 and 2012, the Group did not make any changes to the useful life of any of its virtual worlds. The Group will continue to monitor the user behavior patterns of each of its virtual worlds and will utilize such information to update the estimates of the useful lives of permanent items.

        Revenues are recorded net of sales discounts and rebates paid to distributors. The cost of providing free virtual items as a result of promotional activities was immaterial for each of the three years presented.

        Users pay subscription fees and purchase virtual items using the Group's virtual currency, which can be purchased via various distribution channels, such as the prepaid cards sold by the Group, third party prepaid cards, online payment channels, and via Short Message Services ("SMS") through cellular telecom operators. Under both the time-based and the item-based revenue models, proceeds that the Group receives directly from end users for sales of online points are recorded as deferred revenues, while proceeds received from sales of online points to parties in the distribution channel and from sales of prepaid cards are initially recorded as advances from customers. As the Group does not have control over and generally does not know the ultimate selling price of the prepaid cards or online points sold by the distributors, the Group records net proceeds from the distributors as advances from customers. Upon activation of prepaid cards or purchase of online points, advances from customers are immediately transferred to deferred revenues.

        Prepaid cards will expire on the expiration date printed thereon, which is generally two years after the date of card production. Proceeds from expired prepaid cards that have not been activated are recognized as other operating income upon expiration of the cards. The Group had recognized $41,801, $546,360 and $1,867,626 in other operating income in connection with expired prepaid cards for the years ended December 31, 2010, 2011 and 2012, respectively.

Offline Business

  Licensing and royalty fee revenue

        Revenues from the Group's offline business include licensing income and royalty fees for licensing the Group's proprietary cartoon figures to merchandisers and book publishers. Most of the revenues generated under merchandise licensing income and royalty fees are recognized at the end of each month and calculated at the contractual royalty rate times the sales of the licensed merchandise product for the month. The sales of the licensed product are derived from the monthly sales reports provided by the licensee.

        In certain of the merchandise licensing arrangements, the Group receives a guaranteed base fee and additional royalty fees that are contingent on sales volume. Proceeds from minimum guaranteed royalties in excess of royalties earned are generally recognized as revenues at the end of the contract term. In a small number of its merchandise licensing arrangements, the Group receives a fixed royalty fee from the licensee over the contract period. The Group recognizes this type of royalty revenue ratably over the contract period.

  Film revenue

        The Group recognizes revenue from the distribution of its films when the film is exhibited in theaters, provided that no significant obligations remain, amounts can be accurately estimated, and collection is reasonably assured. Revenue from the distribution of the film on television and websites is recognized when the production is made available for exhibition and other contractual obligations or conditions are met.

  Merchandise sales revenue

        Revenues from selling interactive toys, books and merchandise are recognized when persuasive evidence of an arrangement exists, delivery has occurred, the selling price is fixed or determinable, and collectability is reasonably assured.

Sales tax and Value-added tax

        The Group is subject to sales tax at a rate of 5% or value-added tax at a rate of 6% as well as related surcharges on revenue earned from online services and offline business conducted in the PRC, respectively. The Group presents revenue net of sales taxes or value-added tax incurred.

        In July 2012, the Ministry of Finance and the State Administration of Taxation jointly issued a circular regarding the pilot collection of Value-added tax in lieu of business tax in certain areas and industries in the PRC. Such VAT pilot program is to be phased in Beijing, Jiangsu, Anhui, Fujian, Guangdong, Tianjin, Zhejiang, and Hubei between September and December 2012. Starting from August 2012, certain subsidiaries and VIEs became subject to VAT at the rates of 6% on certain service revenues which were previously subject to business tax.

(14)
Advance from customers and deferred revenue

        For online services, online points that have been sold but not activated yet are recognized as advance from customers. Online points that have been activated but for which online entertainment services will be rendered in the future are recognized as deferred revenue. Under the time-based model, deferred revenue is recognized as revenue based on the calendar days on which the online services are provided to the end users. Under the item-based model, deferred revenue represents the amounts of unamortized permanent items and unconsumed items. For offline services, advance from customers represents the unamortized balance of advance royalty fees paid by licensees.

(15)
Cost of services

        Cost of revenues consists of primarily of salaries and benefits, bandwidth costs, film production costs, amortization of upfront licensing fees, depreciation and amortization of equipment and software inventory cost of merchandise and other direct costs.

(16)
Product development costs

        Product development costs consist primarily of personnel-related expenses and other overhead expenses related to the research and development activities.

        The Group expenses software development costs incurred prior to reaching technological feasibility. Once a software product has reached technological feasibility, all subsequent software costs for that product are capitalized until that product is released for marketing. After a virtual world is released, the capitalized product development costs are amortized over the estimated product life. Since the inception of the Group, the amount of costs qualifying for capitalization has been immaterial and, as a result, all software development costs have been expensed as incurred.

(17)
Sales and marketing expenses

        Sales and marketing expenses consist primarily of advertising and promotional expenses, animation related expenses, payroll and other overhead expenses incurred by the Group's sales and marketing personnel. Advertising expenses in the amount of $942,826, $3,295,128 and $5,078,703, for the years ended December 31, 2010, 2011 and 2012, respectively, were expensed as incurred.

(18)
Government subsidies

        The Group receives unrestricted cash subsidies of $236,449, $1,187,059 and $3,377,496 for the years ended December 31, 2010, 2011 and 2012, respectively, from local government agencies. The government agencies use their discretion to determine the amount of the subsidies with reference to business tax and income tax paid by the Group and qualification as high technology projects. These subsidies were an incentive to the Group to establish business within a particular geographic area in China and do not represent tax refunds or reimbursements of expenditures. The subsidies are unrestricted as to use and can be utilized by the Company in any manner it deems appropriate. The Company has utilized, and expects to continue to utilize, these subsidies to fund general operating expenses. The Group records unrestricted government subsidies as other operating income in the consolidated statements of operations.

(19)
Share-based compensation

        Share-based payment transactions with employees, such as share options and non-vested restricted shares are measured based on the grant date fair value of the equity instrument. The Group recognizes the compensation costs net of a forfeiture rate on a straight-line basis, over the requisite service period of the award, which is generally the vesting period of the award. The amount of compensation expenses recognized for any period is not less than the portion of the grant date fair value of the options vested during that period. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of stock compensation expense to be recognized in future periods.

	Years ended December 31,
	2010	2011	2012
Includes share-based compensation related to:
Cost of services	$14,777	$203,626	$255,315
Product development expenses	80,923	814,185	498,500
Sales and marketing expenses	69,137	63,387	68,978
General and administrative expenses	5,609	915,555	1,383,687

	$170,446	$1,996,753	$2,206,480

(20)
Operating leases

        Leases are accounted for as operating leases if substantially all of the risks and rewards of ownership of assets remain with the leasing company. Payments made under operating leases net of any incentives received are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

(21)
Income taxes

        Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics.

        The Group recognizes the impact of uncertain income tax positions at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. The Group classifies interest and/or penalties related to uncertain tax positions in income tax expense.

(22)
Foreign currency translation

        The functional currency and reporting currency of Taomee Holdings Limited and Taomee Hong Kong are the United States dollar ("U.S. dollar"). Monetary assets and liabilities denominated in currencies other than the U.S. dollar are translated into the U.S. dollar at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the U.S. dollar during the year are converted into U.S. dollar at the applicable rates of exchange prevailing on the first day of the month in which the transactions occurred. Transaction gains and losses are recognized in the consolidated statements of operations.

        The financial records of the Group's PRC subsidiaries and VIEs are denominated in its local currency, the Renminbi ("RMB"), which is the functional currency. Assets and liabilities are translated into the U.S. dollar at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates. Revenues, expenses, gains and losses are translated into the U.S. dollar using the average rate for the period. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of accumulated other comprehensive income in the consolidated statements of changes in equity and comprehensive income (loss).

        The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People's Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group's aggregate amount of cash and cash equivalents denominated in RMB amounted to RMB 619,714,353 and RMB 619,722,535 as of December 31, 2011 and 2012, respectively.

(23)
Concentration of credit risk

        Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents, due from related party and accounts receivable. All of the Group's cash and cash equivalents are held with financial institutions that the Group believes to be high credit quality. The Group conducts credit evaluations of customers and generally does not require collateral or other security from its customers. The Group establishes an allowance for doubtful accounts primarily based on the age of the receivables and factors surrounding the credit risk of specific customers.

        Due to the limited availability of online payment systems in China, a substantial portion of the Group's sales are carried out via a distribution network composed of third-party distributors. Before 2011, Guangzhou New Fanlian Digital Technology Co., Ltd. was the biggest distributor. Since then, the Group sells its prepaid cards to its customers via various regional and provincial distributors, in 2011 and 2012, there was no concentration of third-party distributors, and none of the distributors represented more than 10% of the total sales to third-party distributors.

(24)
Fair value

        Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability. Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

        Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

        Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

        Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

        The Group did not have any financial instruments that were required to be measured at fair value on a recurring or non-recurring basis as of December 31, 2012. The carrying values of financial instruments, which consist of cash and cash equivalents, accounts receivable, accounts payable, due from related party, and due to related parties, are recorded at cost which approximates their fair value due to the short-term nature of these instruments.

(25)
Earnings per share

        Before the conversion of Series A convertible redeemable preferred shares, the Group has determined that its Series A convertible redeemable preferred shares are participating securities as the preferred shares participate in the undistributed earnings on the same basis as the ordinary shares. Accordingly, the Group has used the two-class method of computing earnings per share. Under this method, net income applicable to the holders of ordinary shares is allocated on a pro-rata basis to the ordinary and preferred shares to the extent that each class may share in income for the period. Losses are not allocated to the participating securities. Diluted earnings per share are computed using the more dilutive of the two-class method or the if-converted method.

        After the conversion of Series A convertible redeemable preferred shares, basic earnings per share is computed by dividing net income attributable to the holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share is calculated by dividing net income attributable to the holders of ordinary shares as adjusted for the effect of dilutive ordinary share equivalents, if any, by the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the period. Ordinary share equivalents of stock options and warrants are calculated using the treasury stock method. However, ordinary share equivalents are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive, such as in a period in which a net loss is recorded.

(26)
Recently issued accounting pronouncements

        In July 2012, the FASB has issued an authoritative pronouncement related to testing indefinite-lived intangible assets, other than goodwill, for impairment. Under the pronouncement, entities testing indefinite-lived intangible assets for impairment would have the option of performing a qualitative assessment before calculating the fair value of the asset. If an entity determines, on the basis of qualitative factors, that the indefinite-lived intangible asset is not more likely than not impaired, a quantitative fair value calculation would not be needed. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, and are not expected to have a material impact on the Group's consolidated financial statements.

        In October 2012, the FASB has issued an authoritative pronouncement related to impairment analysis of unamortized film costs. The amendments in this ASU eliminate the rebuttable presumption that the conditions leading to the write-off of unamortized film costs after the balance sheet date existed as of the balance sheet date. The amendments also eliminate the requirement that an entity incorporate into fair value measurements used in the impairment tests the effects of any changes in estimates resulting from the consideration of subsequent evidence if the information would not have been considered by market participants at the measurement date. For SEC filers, the amendments are effective for impairment assessments performed on or after December 15, 2012, and are not expected to have a material impact on the Group's consolidated financial statements.

Property and equipment, net	12 Months Ended
Dec. 31, 2012
Property and equipment, net
Property and equipment, net

3. Property and equipment, net

        Property and equipment, net consisted of the following:

	December 31,
	2011	2012
Leasehold improvements	$1,587,344	$1,593,739
Computers and office equipment	2,927,631	3,303,347
Vehicle	144,100	144,453
Software	413,116	402,339

	5,072,191	5,443,878
Less: accumulated depreciation and amortization	(2,666,615)	(4,138,157)

Property and equipment, net	$2,405,576	$1,305,721

        Depreciation and amortization expense for property and equipment was $871,408, $1,763,832 and $1,456,990 for the years ended December 31, 2010, 2011 and 2012, respectively.

Investment in equity method investees	12 Months Ended
Dec. 31, 2012
Investment in equity method investees
Investment in equity method investees

4. Investment in equity method investees

  Elyn and Joychildren

        In December 2009, the Company obtained a 40% equity interest in Elyn Corporation ("Elyn"), a newly formed entity and its wholly owned subsidiary Taiwan Taomee Co., LTD ("Taiwan Taomee"), of which 20% was initially held through a related party, as consideration, in exchange for a three-year exclusive right to operate three virtual worlds on the Group's online entertainment platform in Taiwan and other areas in Asia. The fair value of the exclusive operating right contributed by the Company was $1,666,680. As the Company has the ability to exercise significant influence over Elyn, the Group accounts for this investment using the equity method of accounting.

        In February 2011, the Company entered into an agreement to sell 10.5% of its equity interest in Elyn that had been indirectly held by the related party. Of the 10.5% equity interest in Elyn, 9.14% was sold to Qiming Funds, which are existing shareholders of the Company and 1.36% was sold to a third party investor for $3,385,000, and $500,000, respectively in cash. A gain of $3,662,098 was recognized in share of profit in equity method investments in the consolidated statement of operations. In addition, the nominee shareholding agreement was terminated with the related party and the Company now holds all its 29.5% equity in Elyn directly, and continues to account for this investment using the equity method.

        On August 12, 2011, the Company's equity interest in Elyn was diluted from 29.5% to 28.8% as a result of Elyn's issuing shares to its employees.

        In November 2011, Taiwan Taomee underwent a reorganization and contemporaneously issued new ordinary shares to existing shareholders and certain employees. As a result of such transactions, the Company's equity interest in Taiwan Taomee was changed from 28.8% interest held through Elyn to a 27.6% effective interest which is now held through (1) 29.50% in Elyn, which held 72.09% of Taiwan Taomee, and (2) 28.77% in Joy Children, shell company with no operations, which owned 21.86% of Taiwan Taomee after the reorganization. The change in equity interest reflected a dilution resulting from shares issued to Taiwan Taomee's employees, which were accounted for by Taiwan Taomee as stock compensation. In addition, the Company paid total consideration of $668,992 in cash for the newly issued shares of Taiwan Taomee through Joy Children, which was recorded as an increase in equity method investment.

        In July 2012, the Company's aggregated equity interest through Elyn and Joy Children in Taiwan Taomee was diluted from 27.6% to 27.1% i.e. (1) 29.50% in Elyn, which holds 70.88% of Taiwan Taomee and (2) 28.77% in Joy Children, which holds 21.49% of Taiwan Taomee. The dilution was mainly due to the issue of new ordinary shares by Taiwan Taomee from capital surplus and appropriations of 2011 earnings to certain existing shareholders and employees.

        The Group's equity in profit in 2010, 2011 and 2012 was $546,437, $965,959 and $506,644 of Elyn and nil, $7,757 and $191,381 of Joy Children, respectively, and was recognized as share of profit in equity method investment in the consolidated statements of operations.

  Ruigao

        In October 2010, pursuant to an equity investment agreement entered into with Shenzhen Decent Investment Limited (Note 15) and two individuals unrelated to the Group, Shenzhen Ruigao Information Technology Co., Ltd. ("Ruigao") was formed in the PRC for the purpose of developing console games. Shanghai Taomee obtained a 17.65% equity interest in Ruigao for total cash consideration of $986,370, which was paid in two installments, with the first payment being made in October 2010 and the remaining payment of $502,534 being paid in the first quarter of 2011. As Shanghai Taomee has the ability to exercise significant influence over Ruigao, the Group accounts for this investment using the equity method of accounting.

        In May 2012, a third party investor obtained 7.5% equity interest in Ruigao through capital injection. As a result of this transaction, Shanghai Taomee's effective equity interest in Ruigao was diluted to 15.61%.

        In July 2012, Shanghai Taomee sold all its equity interest in RuiGao for $1,041,124 and recorded a gain of $323,982.

        The Group's equity in losses of Ruigao in 2010 and 2011 was $52,864 and $411,533, respectively. The Group's equity in profit of Ruigao in 2012 was $152,953.

  Chuangyou

        In the first quarter of 2012, the Company paid RMB 900,000 ($142,694) to acquire a 6% of equity interest in Guangzhou Chuangyou Information Technology Co., Ltd ("Chuangyou"), a company principally engaged in the design and development of online games in China, and a call option to further subscribe for a 13.16% newly issued equity interest in the future at RMB 3,500,000 (equivalent to $555,476) if certain operating targets are met ("Call Option"). In September 2012, the Company exercised the Call Option and completed the further acquisition in January 2013 with a total equity share of 19.16%. Prior to these events, Chuangyou was a related party of the Company as one of Chuangyou's investors is the Company's director and also a principal shareholder. Refer to Note 15 for detail description of related party transactions.

        As Shanghai Taomee has the ability to exercise significant influence over Chuangyou, the Group accounts for this investment using the equity method of accounting.

        The Group's equity in the losses of Chuangyou in 2012 was $35,310 and was recognized as share of loss in equity method investment in the consolidated statements of operations.

Investment in cost method investees	12 Months Ended
Dec. 31, 2012
Investment in cost method investees
Investment in cost method investees

5. Investment in cost method investees

        The Company applies the cost method of accounting for investments in unconsolidated affiliates when the Company does not have the ability to exercise significant influence.

        In September 2012, the Company acquired 8.02% equity interest in Gamespedia Holdings Limited ("Gamespedia") for $6.2 million in cash. Gamespedia is a Cayman company and operates its mini game portal website through its wholly owned subsidiaries and VIEs in China. This investment is accounted for under the cost method.

        As of December 31, 2012, there were no indicators of impairment for any of the Group's equity investments.

Series A convertible redeemable preferred shares	12 Months Ended
Dec. 31, 2012
Series A convertible redeemable preferred shares
Series A convertible redeemable preferred shares

6. Series A convertible redeemable preferred shares

        On May 6, 2009, the Group issued 125,000,000 shares of Series A convertible redeemable preferred shares, par value $0.00002, at $0.04 per share ("Preferred Shares") for aggregate cash proceeds of $4,948,718, net of direct and incremental equity issuance costs of $51,282 to new investors (the "Investors"). As the Preferred Shares were negotiated with independent third party investors, the cash proceeds received represented the fair value of the issued Preferred Shares. The accretion to the redemption value was calculated over the period from the issuance date to the earliest redemption date using the effective interest method and reflected as a reduction to net income to arrive at net income attributable to the ordinary shareholders in the accompanying consolidated statements of operations and amounted to $468,580, $200,601 and nil, respectively for the years ended December 31, 2010, 2011 and 2012. The Group accreted a deemed dividend for the Preferred Shares because it was probable that the Preferred Shares would become redeemable.

        Given the nature of certain key terms of the Preferred Shares including the conversion feature and redemption feature, the Company classified the Preferred Shares as mezzanine equity:

        All the Preferred Shares were converted into 125,000,000 ordinary shares upon the consummation of the Group's initial public offering ("IPO") in June 2011 on a one-to-one basis. As of December 31, 2012, there were no preferred shares issued and outstanding.

        The reconciliation of the Series A Convertible Redeemable Preferred Shares is as follows:

	Years ended December 31,
	2010	2011
Balance at January 1	$5,158,810	$5,627,390
Issuance of Series A convertible redeemable preferred shares	—	—
Deemed dividend on Series A convertible redeemable preferred shares	468,580	200,601

Conversion to ordinary shares	—	(5,827,991)

Balance at December 31	$5,627,390	$—

Ordinary Shares	12 Months Ended
Dec. 31, 2012
Ordinary Shares
Ordinary Shares

7. Ordinary Shares

        On February 14, 2011, the Company's shareholders approved and executed a 50-for-one share split of the Company's share capital. Each ordinary share and each Series A convertible redeemable preferred share of the Company is subdivided into 50 shares at a par value of $0.00002. The preferred shares remain convertible into ordinary shares at a 1:1 ratio. This share split has been retroactively reflected for all periods presented.

        On June 9, 2011, the Company completed an initial public offering of 154,254,480 ordinary shares on New York Stock Exchange and received proceeds of $64,555,500, net of underwriting discounts and commissions of $4,859,016. As of December 31, 2011 and 2012, the Group had 42,853,800 and 29,633,648 ordinary shares respectively, which were legally issued according to its share incentive plans, but were not deemed issued or outstanding from accounting perspective.

Treasury Stock	12 Months Ended
Dec. 31, 2012
Treasury Stock
Treasury Stock

8. Treasury Stock

        In November 2011, the Company's Board authorized a share repurchase program to repurchase up to US$10 million of the Company's American Depositary Shares ("ADSs") (each ADS represents twenty ordinary shares) from November 2011 to November 2012. In September 2012, the Group decided to further extend the share repurchase plan for another 12 months to November 23, 2013.

        During the year of 2011 and 2012, the Company had repurchased 123,658 and 461,894 ADSs respectively on the open market, representing 2,473,160 and 9,237,880 ordinary shares for total cash consideration of $562,502 and $1,754,792, respectively. As of December 31, 2012, the Company has repurchased a total of 585,552 ADSs, representing 11,711,040 ordinary shares for cash consideration of $2,317,294.

        All treasury stocks as at December 31, 2012 were subsequently cancelled in January 2013.

Share-based Compensation	12 Months Ended
Dec. 31, 2012
Share-based Compensation.
Share-based Compensation

9. Share-based Compensation

        The Company measures share-based compensation cost on the grant date at the fair value of the award and recognizes this cost as an expense over the grant recipients' requisite service periods.

        The following table presents the Company's share-based compensation expense by type of award:

	Years ended December 31,
	2010	2011	2012
Share options	$170,446	$1,654,630	$792,691
Non-vested restricted shares	—	342,123	1,413,789

Total share-based compensation	$170,446	$1,996,753	$2,206,480

        Prior to 2009, the Group did not grant share-based awards to employees, officers, directors or individual consultants and/or advisors who rendered services to the Group.

  2009 Share Incentive Plan

        On May 6, 2009, the Board of Directors of the Company approved the 2009 Share Incentive Plan, which authorized the issuance of options to purchase up to 45,000,000 ordinary shares to the Group's employees, directors, and consultants, as determined by the Board of Directors of the Company. The maximum contractual term of the awards under this plan shall be no more than ten years from the date of grant. For the years ended December 31, 2009 and 2010, 10,500,000, 35,175,000 options were granted to the employees of the Group at exercise prices at $0.04 and $0.07, respectively, and these awards vest over a four-year period, with 25% of the options to vest on the each of the anniversary after the grant date. As of December 31, 2012, options to purchase 25,496,360 ordinary shares were outstanding under the Company's 2009 Share Incentive Plan.

  2010 Share Incentive Plan

        On June 13, 2010, the Board of Directors of the Company further approved the 2010 Share Incentive Plan, which authorized the issuance of options to purchase up to 55,000,000 ordinary shares to employees, directors, and consultants of the Group, as determined by the Board of Directors of the Company. The maximum contractual term of the awards under this plan shall be no more than ten years from the date of grant.

        On January 4, 2011, the Company granted options to the employees of the Group and a third party consultant to purchase 16,665,000 and 2,500,000 of ordinary shares of the Company, respectively, at an exercise price of $0.36 per share under the Company's 2010 Share Incentive Plan. These options vest over a four-year requisite service period, with 25% of the options to vest on each anniversary after the grant date. The 2,500,000 options were in provided exchange for consulting services which were to have been delivered over the next four years. In September 2011, the options granted to third party consultant were forfeited as the underlying service contract was terminated.

        On May 24, 2011, the Company granted options to the directors and certain employees to purchase a total of 20,175,000 ordinary shares of the Company at an exercise price of $0.45 per share under the Company's 2010 Share Incentive Plan. These options vest over either a four or three year period, each with a graded vesting schedule, all commencing on May 24, 2011.

        On November 21, 2011, the Company granted options to an employee of the Group to purchase up to 150,000 ordinary shares at an exercise price of $0.26 per share under the Company's 2010 Share Incentive Plan. These options vest over a four-year requisite service period, with 25% of the options to vest on each anniversary after the grant date.

        On July 16, 2012, the Company granted options to employees and directors of the Group to purchase up to a total of 19,840,000 ordinary shares of the Company at an exercise price of $0.24 per share under the Company's 2010 Share Incentive Plan. These options vest over a four-year period, each with a graded vesting schedule, all commencing on July 16, 2012.

        On July 20, 2012, the Company granted options to directors of the Group to purchase up to a total of 3,600,000 ordinary shares of the Company at an exercise price of $0.20 per share under the Company's 2010 Share Incentive Plan. These options vest over a three year period, each with a graded vesting schedule, all commencing on July 20, 2012.

        As of December 31, 2012, options to purchase 21,425,000 ordinary shares were outstanding under the Company's 2010 Share Incentive Plan.

  2012 Share Incentive Plan

        On July 25, 2012, the Annual General Meeting of the Company further approved the 2012 Share Incentive Plan, which authorized the issuance of options to purchase up to 30,000,000 ordinary shares to employees, directors, and consultants of the Group, as determined by the Board of Directors of the Company. The maximum contractual term of the awards under this plan shall be no more than ten years from the date of grant.

  Share Options

        The weighted-average grant date fair value for options granted during the years ended December 31, 2010, 2011 and 2012 was $0.03, $0.22 and $0.12 per share, respectively. Nil, 1,646,200 and 9,639,780 options were exercised during the years ended December 31, 2010, 2011 and 2012, respectively. Total intrinsic value of options exercised for the year ended December 31, 2012 was $1,251,212.

        On March 30, 2012, 14,090,000 shares granted on January 4, 2011 and 14,700,000 shares granted on May 24, 2011 have been converted to restricted shares at a ratio of 3:1. This event was accounted for as a modification of share-based award with no incremental compensation cost recognized as the fair value of the restricted shares was not more than the fair value of the options given up on the date of exchange.

        The fair value of the options was estimated using the Black-Scholes-Merton option-pricing model in 2010 and, 2011 and binomial option-pricing model in 2012. The risk-free interest rate for periods within the contractual life of the option is based on the yield of Chinese International Government Bond, which is denominated in U.S. dollars. The expected life of options granted represents the period of time that the options are expected to be outstanding and is based on option terms related to vesting schedule and option expiration date. Expected volatilities are based on the volatility of comparable companies with the time period commensurate with the expected time period.

        The key assumptions used in the Black-Scholes-Merton and binomial option-pricing model were as follows:

	2010	2011	2012
Risk-free interest rate	3.36%	1.11%-2.61%	2.51%-3.04%
Expected term	6.25 years	6-6.25 years	—
Contractual term	—	—	8.78-10 years
Expected volatility rate	51.00%	55.00%-60.00%	54.57%-57.16%
Dividend yield	0%	0%	0%

        In determining the fair value of the Company's ordinary shares underlying the options granted in 2010, 2011 (before the completion of the Company's IPO), the Company used generally accepted valuation methodologies, including the discounted cash flow approach and the guideline comparables method, which incorporates certain assumptions including the market performance of comparable listed companies as well as the financial results and growth trends of the Company, to derive the total equity value of the Company. The equity value is then allocated using the option pricing method under three scenarios, namely liquidation scenario, redemption scenario and IPO scenario (based on the terms of the preferred shares, share options and management's expectation on IPO event) to determine the fair value of ordinary shares. Under the option-pricing method, each class of stock is modeled as a call option with a distinct claim on the enterprise value of the Company. The main inputs to this model include equity value of the Company, exercise price, expected volatility, expected time to expiration, expected dividend yield, and risk free interest rate. With regard to the share options and restricted shares that were awarded on May 24, 2011, the Company used the mid-point of the price range set forth in the preliminary prospectus of IPO as the estimated fair value of ordinary shares.

        In determining the fair value of the Company's ordinary shares underlying the options granted after the IPO, the Company used the closing spot price of the Company on the principal exchange or system.

        A summary of the option activity for the year ended December 31, 2012 and the information regarding the options outstanding as of December 31, 2012 were as follows:

	Number of options	Weighted average exercise price	Weighted Average remaining contract terms	Aggregate intrinsic value
Options outstanding at January 1, 2012	73,731,300	$0.22
Granted	23,440,000	$0.23
Forfeited	(11,820,160)	$0.23
Conversion to restricted shares	(28,790,000)	$0.41
Exercised	(9,639,780)	$0.06

Options outstanding at December 31, 2012	46,921,360	$0.14	8.3 years	2,849,876

Options vested or expected to vest at December 31, 2012	44,575,292	$0.14	8.3 years	2,707,382

Options exercisable at December 31, 2012	10,940,110	$0.07	7.3 years	1,207,558

        As of December 31, 2012, there was $2,546,872 in total unrecognized compensation expense related to unvested options granted under the share incentive plans, which is expected to be recognized over a weighted-average period of 3.1 years.

  Non-vested Restricted Shares

        On May 24, 2011 and July 16, 2012, the Company granted 4,500,000 and 400,000 non-vested restricted shares to its employees and officers for no consideration, respectively, under the Company's 2010 Share Incentive Plan. These restricted shares will vest over a four-year requisite service period, with 25% to vest on each anniversary after the grant date. The fair value of non-vested restricted shares was computed based on the fair value of the Group's ordinary shares on the grant date.

        On June 1, 2012, Shanghai Taomee granted a co-founder and senior management of Guangdong Taomee a 15% equity interest in Guangdong Taomee in the form of non-vested restricted shares. These restricted shares will vest over a three-year requisite service period, with 33.3% to vest on each anniversary after the grant date. The fair value of non-vested restricted shares was determined based on estimated fair value of Guangdong Taomee on the grant date. The Company recorded $46,072 compensation expense related to these non-vested restricted shares in 2012. As of December 31, 2012, there was $191,616 unrecognized compensation expense to be recognized in 2.5 years.

        A summary of the non-vested restricted shares activities under share incentive plan for the year ended December 31, 2012 and the information regarding the restricted shares outstanding as of December 31, 2012 were as follows:

	Number of Non-vested Restricted Shares	Weighted average grant-date fair value
Non-vested as of January 1, 2012	4,500,000	0.50
Granted	400,000	0.24
Granted to replace existing options	9,596,718	0.67
Forfeited	(2,266,698)	0.59
Vested	(3,580,372)	0.61

Non-vested as of December 31, 2012	8,649,648	0.60

        As of December 31, 2012, there was $3,738,736 of total unrecognized compensation expense related to non-vested restricted shares granted under 2010 share incentive plan, which is expected to be recognized over a weighted-average period of 2.3 years.

Taxation	12 Months Ended
Dec. 31, 2012
Taxation
Taxation

10. Taxation

Cayman Islands

        The Group is incorporated in the Cayman Islands and is not subject to tax in this jurisdiction. In addition, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

        The Group's subsidiaries in Hong Kong did not have assessable profits that were derived in Hong Kong during each of the three years ended December 31, 2010, 2011 and 2012. Therefore, no Hong Kong profit tax has been provided for in the years presented.

PRC

        Pursuant to PRC New Corporate Income Tax Law effective January 1, 2008, the Group's VIE subsidiaries incorporated in the PRC are subject to Enterprise Income Tax ("EIT") on the taxable income as reported in their respective statutory financial statements adjusted in accordance with the EIT Law and the Income Tax Law of the People's Republic of China.

        In April 2009, Shanghai Taomee obtained a Software Enterprise Certification (the "Certification"), which was effective on January 1, 2009. An enterprise having such Certification is entitled to two years' exemption and three years' 50% reduction in corporate income tax (the "tax holiday"). Shanghai Taomee was subject to an income tax rate of 0% for both 2009 and 2010, and 12.5% from 2011 to 2013. Shanghai Taomee's tax holiday period was approved by relevant tax authorities in May 2010.

        In September 2010, Shanghai Shengran also obtained a Software Enterprise Certification and was informed in April 2011 that the full EIT exemption would apply retroactively in 2009 and 2010, and 50% reduction in EIT rate will apply from 2011 to 2013.In May 2012, Shanghai Shengran further received a written approval from local tax authorities, according to which Shanghai Shengran was entitled to the full EIT exemption for 2010 and 2011, and 50% reduction in EIT rate of 12.5%, from 2012 to 2014, which resulted in an adjustment of $2.1 million as a one-time tax benefit in 2012.

        Shanghai Qidong, Shanghai Animation, Guangdong Taomee and Shanghai Xinsheng were subject to an income tax rate of 25%.

        In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises ("FIEs") earned after January 1, 2008, are subject to a 10% withholding income tax. In addition, under certain tax treaties between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as a Hong Kong tax resident and beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE. A deferred tax liability should be recognized for the undistributed profits of PRC companies unless the Company has sufficient evidence to demonstrate that the undistributed dividends will be reinvested and the remittance of the dividends will be postponed indefinitely. As of December 31, 2012, the Group plans to indefinitely reinvest undistributed profits earned from Shanghai Shengran in its operations in the PRC. Therefore, no withholding income tax for undistributed profits of Shanghai Shengran has been provided in 2012.

        Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting basis over tax basis in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. Due to legal restrictions, the equity shares of the VIEs cannot be transferred to Shanghai Shengran in the foreseeable future. As Shanghai Taomee has accumulated losses, no deferred tax liability has been provided as of December 31, 2012

        The Group made its assessment of the level of authority for each of its uncertain tax position (including the potential application of interests and penalties) based on the technical merits, and has measured the unrecognized benefits associated with the tax positions. This assessment did not have any impact on the Group's total liabilities or equity. At December 31, 2010, 2011 and 2012, the amounts of gross unrecognized tax benefits were zero. The Group does not anticipate any significant increase to its liability for unrecognized tax benefit within the next 12 months. The Group will classify interest and penalties related to income tax matters, if any, in income tax expense.

        According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB 100,000 is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The Group's PRC subsidiaries are therefore subject to examination by the PRC tax authorities from 2007 (year of incorporation) through 2012 on transfer pricing and other tax matters.

        Reconciliation between the effective income tax rate and the PRC statutory income tax rate was as follows:

	Years ended December 31,
	2010	2011	2012
PRC statutory tax rate	25.0%	25.0%	25.0%
Tax effect of other expenses that are not deductible in determining taxable profit	(0.1)%	0.1%	0.4%
Effect of different tax rate of group entity operating in other jurisdictions	(0.4)%	2.8%	7.0%
Effect of tax holidays granted to PRC subsidiaries, deferred income tax impact	(14.0)%	(0.6)%	(2.8)%
Effect of tax holidays granted to PRC subsidiaries, current income tax impact	(21.4)%	(14.3)%	(13.9)%
Effect of additional research and development of new technology, products, and processes ("R&D") deduction	(3.1)%	(0.8)%	(3.5)%
Effect of valuation allowance	—	0.9%	1.4%
Withholding tax on undistributed earnings	0.9%	(2.9)%	—
Effect of adjustment of prior year tax benefit	—	—	(26.0)%

Effective tax rate	(13.1)%	10.2%	(12.4)%

        Tax that would otherwise have been payable without tax holidays amounted to $4,090,167, $2,463,963 and $571,567 in 2010, 2011 and 2012, respectively, representing a decrease in basic earnings per share of $0.01, $0.01 and $0.01 and a decrease in diluted earnings per share of $0.01, $0.01 and $0.01 in 2010, 2011 and 2012, respectively.

        The principal components of the Group's deferred income tax assets and liabilities as of December 31, 2011 and 2012 were as follows:

	December 31,
	2011	2012
Deferred tax assets:
Deferred revenue and advance from customers	$2,893,519	$2,441,578
Other	491,354	770,778

Gross deferred tax assets:	$3,384,873	$3,212,356
Valuation allowances	(137,469)	(242,460)

Net deferred tax assets	$3,247,404	$2,969,896

Deferred tax liabilities:
Amortization of intangible assets	10,910	13,473

Net deferred tax liabilities	$10,910	$13,473

Deferred tax assets are analyzed as:
Current	$3,247,404	$2,969,896
Non-Current	—	—

	$3,247,404	$2,969,896

Deferred tax liabilities are analyzed as:
Current	$10,910	$13,473
Non-Current	—	—

	$10,910	$13,473

        The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.

        As of December 31, 2012, some of the Group's PRC subsidiaries had net operating loss carry forwards of $1.0 million, of which $0.01 million, $0.01 million, $0.01 million, $0.01 million and $0.03 million will expire in 2013, 2014, 2015, 2016 and 2017, respectively. The Group has provided a full valuation allowance as it is more likely than not that the net operation losses cannot be utilized before expiry.

Employment benefits and profit appropriation	12 Months Ended
Dec. 31, 2012
Employment benefits and profit appropriation
Employment benefits and profit appropriation

11. Employment benefits and profit appropriation

        The full-time employees of the Company's subsidiaries and VIE subsidiaries that are incorporated in the PRC are entitled to staff welfare benefits, including medical care, welfare subsidies, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. These companies are required to accrue for these benefits based on certain percentages of the employees' salaries in accordance with the relevant regulations, and to make contributions to the state-sponsored pension and medical plans out of the amounts accrued for medical and pension benefits. The total amounts charged to the consolidated statements of operations for such employee benefits amounted to $744,512, $1,809,423 and $3,130,133 for the years ended December 31, 2010, 2011 and 2012 respectively. The PRC government is responsible for the medical benefits and ultimate pension liability to these employees.

Restricted net assets	12 Months Ended
Dec. 31, 2012
Restricted net assets
Restricted net assets

12. Restricted net assets

        Pursuant to laws applicable to entities incorporated in the PRC, the subsidiaries and the VIEs of the Group in the PRC must make appropriations from after-tax profit to non-distributable reserve funds. These reserve funds include one or more of the following: (i) a general reserve, (ii) an enterprise expansion fund and (iii) a staff bonus and welfare fund. Subject to certain cumulative limits, the general reserve fund requires annual appropriation of 10% of after tax profit (as determined under accounting principles generally accepted in the PRC at each year-end) until the accumulative amount of such reserve fund reaches 50% of their registered capital; the other fund appropriations are at the subsidiaries' discretion. These reserve funds can only be used for specific purposes of enterprise expansion and staff bonus and welfare and are not distributable as cash dividends and amounted to $2,009,740 as of December 31, 2012. In addition, due to restrictions on the distribution of registered capital from the Company's PRC subsidiaries, the PRC subsidiaries' registered capital of $10,306,494 as of December 31, 2012, were considered restricted. As a result of these PRC laws and regulations, as of December 31, 2012, approximately $12,316,234, were not available for distribution to the Company by its PRC subsidiaries in the form of dividends, loans or advances.

        Relevant PRC laws and regulations restrict the WOFE and VIE from transferring a portion of their net assets, equivalent to the balance of their statutory reserves and their share capital, to the Company in the form of loans, advances or cash dividends. The balance of restricted net assets was $12,316,234, of which $7,756,591 was attributed to the paid in capital and statutory reserves of the VIE and $4,559,643 was attributed to the paid in capital and statutory reserves of the WOFE, as of December 31 2012, respectively. The WOFE's accumulated profits may be distributed as dividends to the Company without the consent of a third party. The VIE's revenues and accumulated profits may be transferred to the Company through contractual arrangements without the consent of a third party. Under applicable PRC law, loans from PRC companies to their offshore affiliated entities require governmental approval, and advances by PRC companies to their offshore affiliated entities must be supported by bona fide business transactions.

Commitments and contingencies	12 Months Ended
Dec. 31, 2012
Commitments and contingencies
Commitments and contingencies

13. Commitments and contingencies

  (a)
  Operating lease commitments

        The Group has entered into operating lease arrangements relating to the use of certain office premises and internet data centers. Rental expenses under operating leases for 2010, 2011 and 2012 were $1,003,291, $1,986,464 and $2,149,379, respectively.

        As of December 31, 2012, total future minimum lease payments under non-cancelable operating leases agreements are as follows,

	RMB	USD
2013	15,969,625	2,540,709
2014	13,751,584	2,187,827
2015	6,813,947	1,084,074

	36,535,156	5,812,610

  (b)
  Contractual commitment

        In December 2012, the Company entered into an investment agreement of $1.4 million in Voozclub Co., Ltd., ("Voozclub"), a Korean animation studio and content developer, to acquire 10% of its equity interest. The total consideration was paid in cash in January 2013.

        In December 2012, Shanghai Taomee entered into an agreement with a third party for the exclusive license rights to a cartoon style action game. Under the terms of the agreement, Shanghai Taomee will be required to pay RMB5,000,000 (equivalent to $795,482) for the license fee and RMB5,000,000 (equivalent to $795,482) for minimum guarantee in 2013 and an amount up to RMB7,000,000 (equivalent to $1,113,674) in additional fees if certain revenue milestones are met.

  (c)
  Contingencies

        The Group is subject to periodic legal or administrative proceedings in the ordinary course of our business. Currently, the Group does not have any significant pending legal or administrative proceedings to which the Group is a party and the Group believes that none of the existing proceedings will have a material effect on the Company's cash flows, operating results, or financial condition.

Earnings per share	12 Months Ended
Dec. 31, 2012
Earnings per share
Earnings per share

14. Earnings per share

        The following table sets forth the computation of basic and diluted earnings per share for the years ended December 31, 2010, 2011 and 2012:

	For the years ended December 31,
	2010	2011	2012
Basic earnings per share:
Net income attributable to Taomee Holdings Limited	$21,574,076	$19,493,171	$8,861,867
Less:
Deemed dividend on Series A convertible redeemable preferred shares	(468,580)	(200,601)	—
Amounts allocated to preferred shares for participating rights to dividends	(4,588,151)	(1,589,047)	—

Net income attributable to ordinary shareholders—basic and diluted	$16,517,345	$17,703,523	$8,861,867

Weighted average ordinary shares outstanding—basic	450,000,000	606,648,098	731,303,362

Basic earnings per share	$0.04	$0.03	$0.01

Diluted earnings per share:
Net income attributable to ordinary shareholders—basic and diluted	$16,517,345	$17,703,523	$8,861,867

Weighted average ordinary shares outstanding—basic	450,000,000	606,648,098	731,303,362
Stock options	8,482,370	33,729,077	22,230,137

Weighted average ordinary shares outstanding—diluted	458,482,370	640,377,175	753,533,499

Diluted earnings per share	$0.04	$0.03	$0.01

        For the years ended December 31, 2010, 2011 and 2012, the Group had securities which could potentially dilute basic earnings per share in the future, but were excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive. Such securities consisted of the following:

	For the years ended December 31,
	2010	2011	2012
Series A convertible redeemable preferred shares	125,000,000	—	—
Options	35,175,000	33,640,000	21,425,000
Non-vested restricted shares	—	4,500,000	8,649,648

Total	160,175,000	38,140,000	30,074,648

Related party transactions	12 Months Ended
Dec. 31, 2012
Related party transactions
Related party transactions

15. Related party transactions

        The following parties/ entities are considered to be related parties of the Group:

Related Party	Nature of the Relationship
WANG Haibing	Co-founder and CEO
WEI Zhen	Co-founder and CTO
CHENG Yunpeng	Co-founder and COO
ZENG Liqing	Director and a principal shareholder
WANG Bin	Principal shareholder before May 2010
Shenzhen Decent Investment Limited ("Decent Investment")	Controlled by ZENG Liqing
Shenzhen ParaEngine Corporation ("PE")	Significantly influenced by ZENG Liqing who is a director of the controlling entity
Guangzhou Chuangyou Information Technology Co., Ltd ("Chuangyou")	Equity method investee of the Group
Shenzhen Ruigao Information Technology Co., Ltd. ("Ruigao")	Equity method investee of the Group
Taiwan Taomee Co., Ltd. ("Taiwan Taomee")	Equity method investee of the Group
Qiming Funds	Principal shareholder

        In March 2009, the five shareholders paid their pro rata share of a RMB2,500,000 to increase (equivalent to $366,129) in the registered capital of Shanghai Taomee. In June 2009, as part of the Reorganization (Note 1), the five shareholders signed a loan agreement with Shanghai Shengran to obtain interest-free loans in a total amount of $366,129 for their respective contributions to the capital of Shanghai Taomee. Shanghai Shengran did not make any loans to the five shareholders as of December 31, 2009, resulting in amounts due to the shareholders of $366,129. Shanghai Shengran subsequently paid the loans in full to the five shareholders in December 2010.

        In June 2009 and May 2012, Shanghai Taomee entered into two agreements with PE to co-develop 3-D online virtual worlds for children. For the years ended December 31, 2010, 2011 and 2012, Shanghai Taomee has paid $31,208, $173,281 and $203,444 royalties and nil, nil, and $200,000 licensing fee to PE, respectively. As of December 31, 2012, the Group had $13,954 royalty fee due to PE.

        In June 2011, Shanghai Shengran entered into an agreement with Taiwan Taomee for the license to Taiwan Taomee of certain operating rights of an online game developed and owned by Shanghai Shengran. Shanghai Shengran also entered into an agreement with Taiwan Taomee for the license of certain offline products which are derived from the online game images. In 2012, Shanghai Shengran licensed Taiwan Taomee two additional online games. For the years ended December 31, 2011 and 2012 revenues generated from Taiwan Taomee were $245,015 and $127,644 for online licensing and $240,160 and $175,500 for offline licensing. As of December 31, 2012, the Group had an amount due from Taiwan Taomee of $185,053.

        In November 2011, the Company entered into a share transfer agreement with Qiming Funds at consideration of $52,989. The Company paid this amount in February 2012. Refer to Note 4 for a detailed description of the share transfer.

        In July 2012, Shanghai Taomee entered into an operating agreement with Chuangyou for the license to Shanghai Taomee of certain operating rights of an online game developed and owned by Chuangyou. For the year ended December 31, 2012, the Group had paid $150,000 as licensing fee and recorded as amount due from Chuangyou.

        In November 2012, Shanghai Shengran provided a RMB 480,000 (equivalent to $76,366) interest-free loan to Chuangyou. Chuangyou paid off the loan in December 2012.

Segment and geographic information	12 Months Ended
Dec. 31, 2012
Segment and geographic information
Segment and geographic information

16. Segment and geographic information

        The Group's chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results of operations data by two segments, online business and offline business, when making decisions about allocating resources and assessing performance of the Group. In identifying its reportable segments, the Group also considers the nature of services provided by its operating segments.

        The Group's chief operating decision maker evaluates segment performance based on revenues, cost of revenues and gross profit. Accordingly, all expenses are considered corporate level activities and are not allocated to segments. Therefore, it is not feasible to show profit or loss by reportable segments. Also, the Group's chief operating decision maker does not assign assets to these segments and no asset information by segment is provided to the chief operating decision maker.

        The Group has two reportable segments: online business and offline business. The online business segment is responsible for developing and operating online virtual worlds and operating proprietary online virtual worlds. The offline business segment is responsible for licensing the Group's proprietary cartoon figures, producing films and merchandising sales of the Group's cartoon figures.

Year ended December 31, 2010	Online Business	Offline Business	Total
Revenue	$36,496,631	$2,412,539	$38,909,170
Less: sales tax and related taxes	2,813,782	122,494	2,936,276

Net revenue	33,682,849	2,290,045	35,972,894
Less: cost of services	5,165,602	685,583	5,851,185

Gross profit	$28,517,247	$1,604,462	$30,121,709

Year ended December 31, 2011	Online Business	Offline Business	Total
Revenue	$43,115,126	$5,296,444	$48,411,570
Less: sales tax and related taxes	2,784,348	230,181	3,014,529

Net revenue	40,330,778	5,066,263	45,397,041
Less: cost of services	6,035,323	1,652,235	7,687,558

Gross profit	$34,295,455	$3,414,028	$37,709,483

Year ended December 31, 2012	Online Business	Offline Business	Total
Revenue	$34,091,925	$8,188,499	$42,280,424
Less: sales tax and related taxes	1,922,430	149,760	2,072,190

Net revenue	32,169,495	8,038,739	40,208,234
Less: cost of services	6,949,772	3,048,618	9,998,390

Gross profit	$25,219,723	$4,990,121	$30,209,844

        The Group generates substantially all of its revenues from customers in the PRC. Substantially all of the Group's long-lived assets are located in the PRC.

Subsequent events	12 Months Ended
Dec. 31, 2012
Subsequent events
Subsequent events

17. Subsequent events

        In the first quarter of 2013, the Company paid $1.4 million in cash to Voozclub and acquired minority interest based on the investment agreement the Company entered into in December 2012. As the Company has no ability to exercise significant influence over Voozclub, the investment will be accounted for under the cost method.

        In the first quarter of 2013, Shanghai Animation entered into an agreement with a related party to jointly invest in the production and distribution of an animation film with the Group's cartoon figures. According to the agreements, Shanghai Animation will invest RMB 13,000,000 (equivalent to $2,068,252) in this project.

        In March 2013, Shanghai Taomee entered into an investment agreement with five third-party individuals to establish a new online game development company, of which Shanghai Taomee is to obtain a 40% equity interest for RMB 2,000,000 (equivalent to $318,193).

Summary of principal accounting policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of principal accounting policies
Basis of presentation
(1)
Basis of presentation

        The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America ("US GAAP"). Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

        The financial statements include the Consolidated Statements of Comprehensive Income as required by new accounting guidance, which the Company retrospectively adopted during 2012.

Basis of consolidation
(2)
Basis of consolidation

        The consolidated financial statements include the financial statements of the Group, its subsidiaries and VIEs. All intercompany transactions and balances are eliminated upon consolidation.

        A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power or has the power to: appoint or remove the majority of the members of the board of directors; cast a majority of votes at the meeting of the board of directors; or govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

        US GAAP provides guidance on the identification and financial reporting for entities over which control is achieved through means other than voting interests, which requires certain VIEs to be consolidated by the primary beneficiary of the entity if the equity investors in the entity do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. Through the contractual arrangements between the Company and the VIEs, the Company controls the operating activities and holds all the beneficial interests of the VIEs and has been determined to be the primary beneficiary of the VIEs. The Company has concluded that such contractual arrangements are legally enforceable (see footnote 1 for related risks and uncertainties).

Use of estimates
(3)
Use of estimates

        The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affected the reported amount of the assets and liabilities, the disclosure of assets and liabilities at the date of the financial statements, and the reported revenues and expenses during the reported periods. Actual results may differ from those estimates. Significant accounting estimates reflected in the Group's consolidated financial statements mainly include allowance for doubtful accounts, the useful life of in-game items, useful life and impairment for property and equipment and intangible asset, impairment of cost method investment and equity method investments, future cash flow estimates for purposes of determining the fair value of the ordinary shares of the Company before the IPO, assumptions related to the valuation of share-based compensation and related forfeiture rates, consolidation of VIEs, assumptions applied in the classification of equity investments and realization of deferred tax assets. Such accounting policies are impacted significantly by judgments, assumptions and estimates used in the preparation of our consolidated financial statements, and actual results could differ materially from these estimates.

Cash and cash equivalents
(4)
Cash and cash equivalents

        Cash and cash equivalents represent cash on hand and demand deposits, which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased.

Accounts receivable, net
(5)
Accounts receivable, net

        Accounts receivable mainly consists of receivables from the distribution of films, receivables from third party online payment channels, and royalties due from corporate customers, and is recorded net of allowance for doubtful accounts. The Group determines the allowance for doubtful accounts when facts and circumstances indicate that the receivable is unlikely to be collected. Allowance for doubtful accounts are charged to general administrative expenses. The Group recorded no allowance for doubtful accounts as of December 31, 2011 and 2012, respectively, as the risk of bad debt was remote.

Inventory
(6)
Inventory

        Inventory as of December 31, 2012 primarily consists of interactive toys. Inventories are stated at the lower of cost or market and the cost of merchandise inventory is determined using the weighted average cost method. The Group records valuation adjustments to write-down the inventories if the cost of specific inventory items on hand exceeds the amount expected to realize from the ultimate sale or disposal of the inventory. The Group recorded no inventory write-downs in all periods presented.

Investment in equity method investees
(7)
Investment in equity method investees

        The Group uses the equity method to account for an equity investment over which it has significant influence but does not own a majority equity interest or otherwise control. The Group records equity method adjustments in share of earnings and losses. Equity method adjustments include the Group's proportionate share of investee income or loss, adjustments to recognize certain differences between the Group's carrying value and its equity in net assets of the investee at the date of investment, impairments, and other adjustments required by the equity method. Dividends received are recorded as a reduction of carrying amount of the investment. Cumulative distributions that do not exceed the Group's cumulative equity in earnings of the investee are considered as a return on investment and classified as cash inflows from operating activities. Cumulative distributions in excess of the Group's cumulative equity in the investee's earnings are considered as a return of investment and classified as cash inflows from investing activities. Equity method investments only include non-marketable investments. For equity investment over which the Group does not have significant influence or control, the cost method of accounting is used.

        The Group assesses its equity investments for other-than-temporary impairment by considering factors as well as all relevant and available information including, but not limited to, current economic and market conditions, the operating performance of the investees including current earnings trends, the technological feasibility of the investee's products and technologies, the general market conditions in the investee's industry or geographic area, factors related to the investee's ability to remain in business, such as the investee's liquidity, debt ratios, and cash burn rate and other company-specific information including recent financing rounds.

Property and equipment, net
(8)
Property and equipment, net

        Property and equipment are carried at cost less accumulated depreciation and amortization. Depreciation and amortization is calculated on a straight-line method over the following estimated useful lives:

Estimated useful lives
Leasehold improvements	Lesser of the lease term or their estimated useful lives
Computers and office equipment	3-5 years
Software	Lesser of 5 years or the contracted term of use
Vehicles	4 years

Impairment of long-lived assets
(9)
Impairment of long-lived assets

        The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the future undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss equal to the excess of the carrying amount over the fair value of the assets. There was no impairment charge recognized for the years ended December 31, 2010, 2011 and 2012.

Acquired intangible asset, net
(10)
Acquired intangible asset, net

  Upfront licensing fees

        Upfront licensing fees paid to third party licensors are capitalized when paid and amortized on a straight-line basis over the shorter of the estimated economic life of the intangible assets or license period, ranging from three to seven years. Amortization of acquired game licenses commences upon the commercial launch of the related online game. As of December 31, 2011 and 2012, the carrying values of these acquired upfront licensing fees were $1.2 million and $1.5 million and the accumulated amortization were nil and $0.2 million, respectively.

  Domain Name

        Company purchased a domain name from a third party in 2009 for $141,735. The domain name is considered to have an indefinite useful life, as there is no legal or contractual limit to its terms of usage. The intangible asset is carried at cost less any accumulated impairment losses.

        The Group tests the intangible asset for impairment annually, or more frequently if events or changes in circumstances indicate that the asset might be impaired. If the carrying amount of the intangible asset exceeds its fair value, the Group recognizes an impairment loss in an amount equal to that excess. There was no impairment charge recognized for the years ended December 31, 2010, 2011 and 2012.

        The Group recorded amortization of acquired intangible assets of nil, nil and $204,266 for the years ended December 31, 2010, 2011 and 2012, respectively.

Film cost
(11)
Film cost

        Film cost include capitalizable production costs, production overhead, development costs and acquired production costs for the production of animated films which have been completed or are still in production. The costs are stated at the lower of cost, less accumulated amortization, or fair value.

        Film production costs are capitalized and then amortized to cost when the films are completed and on release, together with any participation and residual costs, based on the ratio of the current period's revenues to estimated remaining total revenues ("Ultimate Revenues") from all sources on an individual production basis. Ultimate Revenues for film productions include revenues that will be earned within ten years from the date of the initial theatrical release. These estimates are reviewed on a periodic basis.

        Costs of film productions are subject to regular recoverability assessments which compare the estimated fair values with the unamortized costs. The amount by which the unamortized costs of film productions exceed their estimated fair values is written off.

        In September 2010 and November 2011, Shanghai Taomee entered into several collaborative arrangements with third party film studios to jointly finance the production and distribution of three animation films. No entity was established to produce and distribute these films. Shanghai Taomee contributes the intellectual property in its cartoon figures and co-produces the films with the third parties, and these third parties are responsible for distribution of the films. Shanghai Taomee and these third parties co-own the copyright and share the profits or losses of the films. The third parties enter into contracts with film distributors and customers and are the primary obligors of those contractual relationships and the principal for the revenues to be generated from the films.

        The substance of the arrangements are a purchase of an economic interest in a film from the third parties coupled with a sale of the intellectual property license of Shanghai Taomee's cartoon figures. During production, the Group records the amount paid to the third parties as its capitalized film costs up to the Group's proportionate share of the actual cumulative film production costs that have been incurred by the third parties, as the Group assumes full risk for that portion of the film asset acquired in this transaction. The Group shares the same estimates of ultimate revenue and ultimate participation costs as the other participants. When the film is released, the Group recognizes its share of the net profit due from the other participants as film revenue and amortizes the capitalized film costs as cost of film revenue on the consolidated statement of operations based on the ratio of the current period revenues to the estimated ultimate revenues and an estimated profit margin from the film. The Group records the prepayments and capitalized film costs under these arrangements in other assets on its consolidated balance sheet.

        The Group recorded amortization of capitalized film costs of nil, $556,899 and $968,276 for the years ended December 31, 2010, 2011 and 2012, respectively.

Treasury stock
(12)
Treasury Stock

        The Group accounted for those shares repurchased but not yet cancelled as Treasury Stock at cost and showed separately in the Shareholders' Equity. When the Group cancels the treasury stock, the difference between the original issuance price and the repurchase price is charged to additional paid-in capital.

Revenue recognition
(13)
Revenue recognition

Online Business

  Online game operation revenues

        The Group earns revenue through developing and operating proprietary online virtual worlds. The Group provides such services to children via an online entertainment platform pursuant to two types of revenue models: a time-based revenue model and an item-based revenue model.

        For online services using the time-based model, users pay a subscription fee for calendar days of unlimited play on the online platform. The Group recognizes revenue generated from subscription fees based on the number of calendar days on which the users are provided the services.

        For the item-based model, revenue is recognized over the estimated lives of the in-game virtual premium items purchased or as the virtual premium items are consumed. For the virtual premium items that are immediately consumed, revenue is recognized upon consumption. For virtual premium items with no predetermined expiration ("permanent items"), revenue is recognized ratably over the estimated average lives of the permanent items, which range from one year to one and a half years. The amount of the unamortized permanent items and unconsumed items are recognized as deferred revenue. The Group recognized $12,992,892, $21,203,727 and $16,269,659 gross revenue from virtual premium items accounted for under the item-based model for the years ended December 31, 2010, 2011 and 2012, respectively. The Group estimates the average lives of the permanent items based on an assessment of its historical data and user behavior patterns, including the average period that users typically stay on the platform, the age group of the target users, and the number of active paying users in the virtual worlds, and the promotional events launched, with reference to industry research data. The Group assesses the estimated lives of premium items periodically. If there are indications of any significant changes to the estimated lives of these premium items, the revised estimates would be applied prospectively in the period of change. Prior to June 30, 2010, the Group did not have sufficient historical data from its virtual worlds to estimate the useful life of the permanent items, and used the industry research data and peer company information in developing the estimate of the average life of permanent items, which was determined to be one year for all its virtual worlds. Effective on July 1, 2010, the Group changed the accounting estimate of the useful life of the permanent items in Mole's World from one year to 18 months based on an analysis of the life of the virtual world and user behavior patterns using historical user data since the launch of Mole's World in September 2008, and applied such change prospectively. The effect of the change in accounting estimate on the results of operations for the year ended December 31, 2010 was immaterial. In 2011 and 2012, the Group did not make any changes to the useful life of any of its virtual worlds. The Group will continue to monitor the user behavior patterns of each of its virtual worlds and will utilize such information to update the estimates of the useful lives of permanent items.

        Revenues are recorded net of sales discounts and rebates paid to distributors. The cost of providing free virtual items as a result of promotional activities was immaterial for each of the three years presented.

        Users pay subscription fees and purchase virtual items using the Group's virtual currency, which can be purchased via various distribution channels, such as the prepaid cards sold by the Group, third party prepaid cards, online payment channels, and via Short Message Services ("SMS") through cellular telecom operators. Under both the time-based and the item-based revenue models, proceeds that the Group receives directly from end users for sales of online points are recorded as deferred revenues, while proceeds received from sales of online points to parties in the distribution channel and from sales of prepaid cards are initially recorded as advances from customers. As the Group does not have control over and generally does not know the ultimate selling price of the prepaid cards or online points sold by the distributors, the Group records net proceeds from the distributors as advances from customers. Upon activation of prepaid cards or purchase of online points, advances from customers are immediately transferred to deferred revenues.

        Prepaid cards will expire on the expiration date printed thereon, which is generally two years after the date of card production. Proceeds from expired prepaid cards that have not been activated are recognized as other operating income upon expiration of the cards. The Group had recognized $41,801, $546,360 and $1,867,626 in other operating income in connection with expired prepaid cards for the years ended December 31, 2010, 2011 and 2012, respectively.

Offline Business

  Licensing and royalty fee revenue

        Revenues from the Group's offline business include licensing income and royalty fees for licensing the Group's proprietary cartoon figures to merchandisers and book publishers. Most of the revenues generated under merchandise licensing income and royalty fees are recognized at the end of each month and calculated at the contractual royalty rate times the sales of the licensed merchandise product for the month. The sales of the licensed product are derived from the monthly sales reports provided by the licensee.

        In certain of the merchandise licensing arrangements, the Group receives a guaranteed base fee and additional royalty fees that are contingent on sales volume. Proceeds from minimum guaranteed royalties in excess of royalties earned are generally recognized as revenues at the end of the contract term. In a small number of its merchandise licensing arrangements, the Group receives a fixed royalty fee from the licensee over the contract period. The Group recognizes this type of royalty revenue ratably over the contract period.

  Film revenue

        The Group recognizes revenue from the distribution of its films when the film is exhibited in theaters, provided that no significant obligations remain, amounts can be accurately estimated, and collection is reasonably assured. Revenue from the distribution of the film on television and websites is recognized when the production is made available for exhibition and other contractual obligations or conditions are met.

  Merchandise sales revenue

        Revenues from selling interactive toys, books and merchandise are recognized when persuasive evidence of an arrangement exists, delivery has occurred, the selling price is fixed or determinable, and collectability is reasonably assured.

Sales tax and Value-added tax

        The Group is subject to sales tax at a rate of 5% or value-added tax at a rate of 6% as well as related surcharges on revenue earned from online services and offline business conducted in the PRC, respectively. The Group presents revenue net of sales taxes or value-added tax incurred.

        In July 2012, the Ministry of Finance and the State Administration of Taxation jointly issued a circular regarding the pilot collection of Value-added tax in lieu of business tax in certain areas and industries in the PRC. Such VAT pilot program is to be phased in Beijing, Jiangsu, Anhui, Fujian, Guangdong, Tianjin, Zhejiang, and Hubei between September and December 2012. Starting from August 2012, certain subsidiaries and VIEs became subject to VAT at the rates of 6% on certain service revenues which were previously subject to business tax.

Advance from customers and deferred revenue
(14)
Advance from customers and deferred revenue

        For online services, online points that have been sold but not activated yet are recognized as advance from customers. Online points that have been activated but for which online entertainment services will be rendered in the future are recognized as deferred revenue. Under the time-based model, deferred revenue is recognized as revenue based on the calendar days on which the online services are provided to the end users. Under the item-based model, deferred revenue represents the amounts of unamortized permanent items and unconsumed items. For offline services, advance from customers represents the unamortized balance of advance royalty fees paid by licensees.

Cost of services
(15)
Cost of services

        Cost of revenues consists of primarily of salaries and benefits, bandwidth costs, film production costs, amortization of upfront licensing fees, depreciation and amortization of equipment and software inventory cost of merchandise and other direct costs.

Product development costs
(16)
Product development costs

        Product development costs consist primarily of personnel-related expenses and other overhead expenses related to the research and development activities.

        The Group expenses software development costs incurred prior to reaching technological feasibility. Once a software product has reached technological feasibility, all subsequent software costs for that product are capitalized until that product is released for marketing. After a virtual world is released, the capitalized product development costs are amortized over the estimated product life. Since the inception of the Group, the amount of costs qualifying for capitalization has been immaterial and, as a result, all software development costs have been expensed as incurred.

Sales and marketing expenses
(17)
Sales and marketing expenses

        Sales and marketing expenses consist primarily of advertising and promotional expenses, animation related expenses, payroll and other overhead expenses incurred by the Group's sales and marketing personnel. Advertising expenses in the amount of $942,826, $3,295,128 and $5,078,703, for the years ended December 31, 2010, 2011 and 2012, respectively, were expensed as incurred.

Government subsidies
(18)
Government subsidies

        The Group receives unrestricted cash subsidies of $236,449, $1,187,059 and $3,377,496 for the years ended December 31, 2010, 2011 and 2012, respectively, from local government agencies. The government agencies use their discretion to determine the amount of the subsidies with reference to business tax and income tax paid by the Group and qualification as high technology projects. These subsidies were an incentive to the Group to establish business within a particular geographic area in China and do not represent tax refunds or reimbursements of expenditures. The subsidies are unrestricted as to use and can be utilized by the Company in any manner it deems appropriate. The Company has utilized, and expects to continue to utilize, these subsidies to fund general operating expenses. The Group records unrestricted government subsidies as other operating income in the consolidated statements of operations.

Share-based compensation
(19)
Share-based compensation

        Share-based payment transactions with employees, such as share options and non-vested restricted shares are measured based on the grant date fair value of the equity instrument. The Group recognizes the compensation costs net of a forfeiture rate on a straight-line basis, over the requisite service period of the award, which is generally the vesting period of the award. The amount of compensation expenses recognized for any period is not less than the portion of the grant date fair value of the options vested during that period. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of stock compensation expense to be recognized in future periods.

	Years ended December 31,
	2010	2011	2012
Includes share-based compensation related to:
Cost of services	$14,777	$203,626	$255,315
Product development expenses	80,923	814,185	498,500
Sales and marketing expenses	69,137	63,387	68,978
General and administrative expenses	5,609	915,555	1,383,687

	$170,446	$1,996,753	$2,206,480

Operating leases
(20)
Operating leases

        Leases are accounted for as operating leases if substantially all of the risks and rewards of ownership of assets remain with the leasing company. Payments made under operating leases net of any incentives received are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

Income taxes
(21)
Income taxes

        Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics.

        The Group recognizes the impact of uncertain income tax positions at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. The Group classifies interest and/or penalties related to uncertain tax positions in income tax expense.

Foreign currency translation
(22)
Foreign currency translation

        The functional currency and reporting currency of Taomee Holdings Limited and Taomee Hong Kong are the United States dollar ("U.S. dollar"). Monetary assets and liabilities denominated in currencies other than the U.S. dollar are translated into the U.S. dollar at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the U.S. dollar during the year are converted into U.S. dollar at the applicable rates of exchange prevailing on the first day of the month in which the transactions occurred. Transaction gains and losses are recognized in the consolidated statements of operations.

        The financial records of the Group's PRC subsidiaries and VIEs are denominated in its local currency, the Renminbi ("RMB"), which is the functional currency. Assets and liabilities are translated into the U.S. dollar at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates. Revenues, expenses, gains and losses are translated into the U.S. dollar using the average rate for the period. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of accumulated other comprehensive income in the consolidated statements of changes in equity and comprehensive income (loss).

        The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People's Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group's aggregate amount of cash and cash equivalents denominated in RMB amounted to RMB 619,714,353 and RMB 619,722,535 as of December 31, 2011 and 2012, respectively.

Concentration of credit risk
(23)
Concentration of credit risk

        Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents, due from related party and accounts receivable. All of the Group's cash and cash equivalents are held with financial institutions that the Group believes to be high credit quality. The Group conducts credit evaluations of customers and generally does not require collateral or other security from its customers. The Group establishes an allowance for doubtful accounts primarily based on the age of the receivables and factors surrounding the credit risk of specific customers.

        Due to the limited availability of online payment systems in China, a substantial portion of the Group's sales are carried out via a distribution network composed of third-party distributors. Before 2011, Guangzhou New Fanlian Digital Technology Co., Ltd. was the biggest distributor. Since then, the Group sells its prepaid cards to its customers via various regional and provincial distributors, in 2011 and 2012, there was no concentration of third-party distributors, and none of the distributors represented more than 10% of the total sales to third-party distributors.

Fair value
(24)
Fair value

        Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability. Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

        Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

        Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

        Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

        The Group did not have any financial instruments that were required to be measured at fair value on a recurring or non-recurring basis as of December 31, 2012. The carrying values of financial instruments, which consist of cash and cash equivalents, accounts receivable, accounts payable, due from related party, and due to related parties, are recorded at cost which approximates their fair value due to the short-term nature of these instruments.

Earnings per share
(25)
Earnings per share

        Before the conversion of Series A convertible redeemable preferred shares, the Group has determined that its Series A convertible redeemable preferred shares are participating securities as the preferred shares participate in the undistributed earnings on the same basis as the ordinary shares. Accordingly, the Group has used the two-class method of computing earnings per share. Under this method, net income applicable to the holders of ordinary shares is allocated on a pro-rata basis to the ordinary and preferred shares to the extent that each class may share in income for the period. Losses are not allocated to the participating securities. Diluted earnings per share are computed using the more dilutive of the two-class method or the if-converted method.

        After the conversion of Series A convertible redeemable preferred shares, basic earnings per share is computed by dividing net income attributable to the holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share is calculated by dividing net income attributable to the holders of ordinary shares as adjusted for the effect of dilutive ordinary share equivalents, if any, by the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the period. Ordinary share equivalents of stock options and warrants are calculated using the treasury stock method. However, ordinary share equivalents are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive, such as in a period in which a net loss is recorded.

Recently issued accounting pronouncements
(26)
Recently issued accounting pronouncements

        In July 2012, the FASB has issued an authoritative pronouncement related to testing indefinite-lived intangible assets, other than goodwill, for impairment. Under the pronouncement, entities testing indefinite-lived intangible assets for impairment would have the option of performing a qualitative assessment before calculating the fair value of the asset. If an entity determines, on the basis of qualitative factors, that the indefinite-lived intangible asset is not more likely than not impaired, a quantitative fair value calculation would not be needed. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, and are not expected to have a material impact on the Group's consolidated financial statements.

        In October 2012, the FASB has issued an authoritative pronouncement related to impairment analysis of unamortized film costs. The amendments in this ASU eliminate the rebuttable presumption that the conditions leading to the write-off of unamortized film costs after the balance sheet date existed as of the balance sheet date. The amendments also eliminate the requirement that an entity incorporate into fair value measurements used in the impairment tests the effects of any changes in estimates resulting from the consideration of subsequent evidence if the information would not have been considered by market participants at the measurement date. For SEC filers, the amendments are effective for impairment assessments performed on or after December 15, 2012, and are not expected to have a material impact on the Group's consolidated financial statements.

Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2012
Organization and principal activities
Schedule of entities under common ownership

Entities under common ownership	Percentage of collective ownership	Date of incorporation or combination	Initial capital contribution
Shanghai Taomee Network Technology Co., Ltd. ("Shanghai Taomee")	100%	October 8, 2007	$992,813
Shanghai Qidong Information Technology Co., Ltd. ("Shanghai Qidong")	100%	March 4, 2009	$81,054

Schedule of subsidiaries and consolidated VIEs of the Company

The subsidiaries and consolidated VIEs of the Company as of December 31, 2012 are as follows:

Name of subsidiaries and consolidated VIEs	Percentage of ownership	Date of incorporation or combination	Place of incorporation
Taomee Holdings (HK) Limited ("Taomee Hong Kong")	100%	November 27, 2008	Hong Kong
Shanghai Shengran Information Technology Co., Ltd. ("Shanghai Shengran")	100%	June 12, 2009	PRC
Shanghai Taomee Network Technology Co., Ltd. ("Shanghai Taomee")	100%	October 8, 2007	PRC
Shanghai Qidong Information Technology Co., Ltd. ("Shanghai Qidong")	100%	March 4, 2009	PRC
Shanghai Taomee Animation Co., Ltd. ("Shanghai Animation")	100%	November 11, 2010	PRC
Guangdong Taomee Animation Technology Co., Ltd. ("Guangdong Taomee")	95%	June 1, 2012	PRC
Shanghai Xinsheng Information Technology Co., Ltd. ("Shanghai Xinsheng")	100%	October 31, 2012	PRC

Summary of financial information of the Group's two VIEs included in the accompanying consolidated financial statements (after eliminating all intercompany transactions and balances)

	December 31,
	2011	2012
Total asset	$24,162,836	$22,476,039

Total liabilities	$22,873,058	$20,722,906

	For the year ended December 31,
	2010	2011	2012
Net revenues	$34,726,994	$41,204,989	$33,535,368

Net income	$30,929,755	$33,468,498	$20,773,883

Summary of principal accounting policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of principal accounting policies
Schedule of estimated useful lives of property and equipment

Estimated useful lives
Leasehold improvements	Lesser of the lease term or their estimated useful lives
Computers and office equipment	3-5 years
Software	Lesser of 5 years or the contracted term of use
Vehicles	4 years

Schedule of allocation of share-based compensation

	Years ended December 31,
	2010	2011	2012
Includes share-based compensation related to:
Cost of services	$14,777	$203,626	$255,315
Product development expenses	80,923	814,185	498,500
Sales and marketing expenses	69,137	63,387	68,978
General and administrative expenses	5,609	915,555	1,383,687

	$170,446	$1,996,753	$2,206,480

Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2012
Property and equipment, net
Schedule of property and equipment, net

	December 31,
	2011	2012
Leasehold improvements	$1,587,344	$1,593,739
Computers and office equipment	2,927,631	3,303,347
Vehicle	144,100	144,453
Software	413,116	402,339

	5,072,191	5,443,878
Less: accumulated depreciation and amortization	(2,666,615)	(4,138,157)

Property and equipment, net	$2,405,576	$1,305,721

Series A convertible redeemable preferred shares (Tables)	12 Months Ended
Dec. 31, 2012
Series A convertible redeemable preferred shares
Schedule of reconciliation of the Series A Convertible Redeemable Preferred Shares

	Years ended December 31,
	2010	2011
Balance at January 1	$5,158,810	$5,627,390
Issuance of Series A convertible redeemable preferred shares	—	—
Deemed dividend on Series A convertible redeemable preferred shares	468,580	200,601

Conversion to ordinary shares	—	(5,827,991)

Balance at December 31	$5,627,390	$—

Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Share-based Compensation.
Schedule of share-based compensation expense by type of award

	Years ended December 31,
	2010	2011	2012
Share options	$170,446	$1,654,630	$792,691
Non-vested restricted shares	—	342,123	1,413,789

Total share-based compensation	$170,446	$1,996,753	$2,206,480

Schedule of key assumptions used to estimate grant date fair value of options granted

	2010	2011	2012
Risk-free interest rate	3.36%	1.11%-2.61%	2.51%-3.04%
Expected term	6.25 years	6-6.25 years	—
Contractual term	—	—	8.78-10 years
Expected volatility rate	51.00%	55.00%-60.00%	54.57%-57.16%
Dividend yield	0%	0%	0%

Summary of option activity and information regarding options outstanding

	Number of options	Weighted average exercise price	Weighted Average remaining contract terms	Aggregate intrinsic value
Options outstanding at January 1, 2012	73,731,300	$0.22
Granted	23,440,000	$0.23
Forfeited	(11,820,160)	$0.23
Conversion to restricted shares	(28,790,000)	$0.41
Exercised	(9,639,780)	$0.06

Options outstanding at December 31, 2012	46,921,360	$0.14	8.3 years	2,849,876

Options vested or expected to vest at December 31, 2012	44,575,292	$0.14	8.3 years	2,707,382

Options exercisable at December 31, 2012	10,940,110	$0.07	7.3 years	1,207,558

Summary of non-vested restricted shares activities under share incentive plan and information regarding restricted shares outstanding

	Number of Non-vested Restricted Shares	Weighted average grant-date fair value
Non-vested as of January 1, 2012	4,500,000	0.50
Granted	400,000	0.24
Granted to replace existing options	9,596,718	0.67
Forfeited	(2,266,698)	0.59
Vested	(3,580,372)	0.61

Non-vested as of December 31, 2012	8,649,648	0.60

Taxation (Tables)	12 Months Ended
Dec. 31, 2012
Taxation
Schedule of reconciliation between the effective income tax rate and the PRC statutory income tax rate

	Years ended December 31,
	2010	2011	2012
PRC statutory tax rate	25.0%	25.0%	25.0%
Tax effect of other expenses that are not deductible in determining taxable profit	(0.1)%	0.1%	0.4%
Effect of different tax rate of group entity operating in other jurisdictions	(0.4)%	2.8%	7.0%
Effect of tax holidays granted to PRC subsidiaries, deferred income tax impact	(14.0)%	(0.6)%	(2.8)%
Effect of tax holidays granted to PRC subsidiaries, current income tax impact	(21.4)%	(14.3)%	(13.9)%
Effect of additional research and development of new technology, products, and processes ("R&D") deduction	(3.1)%	(0.8)%	(3.5)%
Effect of valuation allowance	—	0.9%	1.4%
Withholding tax on undistributed earnings	0.9%	(2.9)%	—
Effect of adjustment of prior year tax benefit	—	—	(26.0)%

Effective tax rate	(13.1)%	10.2%	(12.4)%

Schedule of principal components of the Group's deferred income tax assets and liabilities

	December 31,
	2011	2012
Deferred tax assets:
Deferred revenue and advance from customers	$2,893,519	$2,441,578
Other	491,354	770,778

Gross deferred tax assets:	$3,384,873	$3,212,356
Valuation allowances	(137,469)	(242,460)

Net deferred tax assets	$3,247,404	$2,969,896

Deferred tax liabilities:
Amortization of intangible assets	10,910	13,473

Net deferred tax liabilities	$10,910	$13,473

Deferred tax assets are analyzed as:
Current	$3,247,404	$2,969,896
Non-Current	—	—

	$3,247,404	$2,969,896

Deferred tax liabilities are analyzed as:
Current	$10,910	$13,473
Non-Current	—	—

	$10,910	$13,473

Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and contingencies
Schedule of future minimum lease payments under non-cancelable operating leases agreements

As of December 31, 2012, total future minimum lease payments under non-cancelable operating leases agreements are as follows,

	RMB	USD
2013	15,969,625	2,540,709
2014	13,751,584	2,187,827
2015	6,813,947	1,084,074

	36,535,156	5,812,610

Earnings per share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings per share
Schedule of computation of basic and diluted earnings per share

	For the years ended December 31,
	2010	2011	2012
Basic earnings per share:
Net income attributable to Taomee Holdings Limited	$21,574,076	$19,493,171	$8,861,867
Less:
Deemed dividend on Series A convertible redeemable preferred shares	(468,580)	(200,601)	—
Amounts allocated to preferred shares for participating rights to dividends	(4,588,151)	(1,589,047)	—

Net income attributable to ordinary shareholders—basic and diluted	$16,517,345	$17,703,523	$8,861,867

Weighted average ordinary shares outstanding—basic	450,000,000	606,648,098	731,303,362

Basic earnings per share	$0.04	$0.03	$0.01

Diluted earnings per share:
Net income attributable to ordinary shareholders—basic and diluted	$16,517,345	$17,703,523	$8,861,867

Weighted average ordinary shares outstanding—basic	450,000,000	606,648,098	731,303,362
Stock options	8,482,370	33,729,077	22,230,137

Weighted average ordinary shares outstanding—diluted	458,482,370	640,377,175	753,533,499

Diluted earnings per share	$0.04	$0.03	$0.01

Schedule of securities which could potentially dilute basic earnings per share in future which were excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive

	For the years ended December 31,
	2010	2011	2012
Series A convertible redeemable preferred shares	125,000,000	—	—
Options	35,175,000	33,640,000	21,425,000
Non-vested restricted shares	—	4,500,000	8,649,648

Total	160,175,000	38,140,000	30,074,648

Related party transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related party transactions
Schedule of parties/ entities that are considered to be related parties of the Group

Related Party	Nature of the Relationship
WANG Haibing	Co-founder and CEO
WEI Zhen	Co-founder and CTO
CHENG Yunpeng	Co-founder and COO
ZENG Liqing	Director and a principal shareholder
WANG Bin	Principal shareholder before May 2010
Shenzhen Decent Investment Limited ("Decent Investment")	Controlled by ZENG Liqing
Shenzhen ParaEngine Corporation ("PE")	Significantly influenced by ZENG Liqing who is a director of the controlling entity
Guangzhou Chuangyou Information Technology Co., Ltd ("Chuangyou")	Equity method investee of the Group
Shenzhen Ruigao Information Technology Co., Ltd. ("Ruigao")	Equity method investee of the Group
Taiwan Taomee Co., Ltd. ("Taiwan Taomee")	Equity method investee of the Group
Qiming Funds	Principal shareholder

Segment and geographic information (Tables)	12 Months Ended
Dec. 31, 2012
Segment and geographic information
Schedule of segment and geographic information

Year ended December 31, 2010	Online Business	Offline Business	Total
Revenue	$36,496,631	$2,412,539	$38,909,170
Less: sales tax and related taxes	2,813,782	122,494	2,936,276

Net revenue	33,682,849	2,290,045	35,972,894
Less: cost of services	5,165,602	685,583	5,851,185

Gross profit	$28,517,247	$1,604,462	$30,121,709

Year ended December 31, 2011	Online Business	Offline Business	Total
Revenue	$43,115,126	$5,296,444	$48,411,570
Less: sales tax and related taxes	2,784,348	230,181	3,014,529

Net revenue	40,330,778	5,066,263	45,397,041
Less: cost of services	6,035,323	1,652,235	7,687,558

Gross profit	$34,295,455	$3,414,028	$37,709,483

Year ended December 31, 2012	Online Business	Offline Business	Total
Revenue	$34,091,925	$8,188,499	$42,280,424
Less: sales tax and related taxes	1,922,430	149,760	2,072,190

Net revenue	32,169,495	8,038,739	40,208,234
Less: cost of services	6,949,772	3,048,618	9,998,390

Gross profit	$25,219,723	$4,990,121	$30,209,844

Organization and principal activities (Details)	0 Months Ended	12 Months Ended						0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended		12 Months Ended
	Jun. 12, 2009 item	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 VIEs USD ($) item	Dec. 31, 2011 VIEs USD ($)	Dec. 31, 2010 VIEs USD ($)	Oct. 08, 2007 Shanghai Taomee VIEs USD ($)	Dec. 31, 2012 Shanghai Taomee VIEs	Mar. 04, 2009 Shanghai Qidong VIEs USD ($)	Dec. 31, 2012 Shanghai Qidong VIEs	Dec. 31, 2012 Taomee Hong Kong	Dec. 31, 2012 Shanghai Shengran USD ($)	Jun. 12, 2009 Shanghai Shengran USD ($)	Jun. 12, 2009 Shanghai Shengran CNY	Dec. 31, 2012 Shanghai Animation	Dec. 31, 2012 Guangdong Taomee	Dec. 31, 2012 Shanghai Xinsheng
Organization and principal activities
Number of entities through which business of the Group was operated prior to June 12, 2009	2
Organization and principal activities
Percentage of collective ownership								100.00%		100.00%
Initial capital contribution								$ 992,813		$ 81,054
Maximum amount of interest-free loans agreed to be provided to shareholders of VIEs														366,129	2,500,000
Percentage of ownership interest in subsidiaries												100.00%	100.00%			100.00%	95.00%	100.00%
Percentage of ownership interest in VIEs									100.00%		100.00%
Amount of contribution for which the shareholders shall unconditionally transfer dividend and other proceeds received from the variable interest entities													0
Total asset		139,757,522	134,454,416		22,476,039	24,162,836
Total liabilities		26,006,975	31,302,864		20,722,906	22,873,058
Net revenue		40,208,234	45,397,041	35,972,894	33,535,368	41,204,989	34,726,994
Net income		$ 8,861,867	$ 19,493,171	$ 21,574,076	$ 20,773,883	$ 33,468,498	$ 30,929,755
Percentage of VIEs revenues to the consolidated net revenues					83.40%	90.80%	96.50%
Percentage of VIEs assets to the consolidated total assets					16.10%	18.00%
Percentage of VIEs liability to the consolidated total liability					79.90%	73.10%
Creditors (or beneficial interest holders) of the VIE					0

Summary of principal accounting policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, net
Allowance for doubtful accounts	$ 0	$ 0
Inventory
Inventory write-downs	0
Impairment of long-lived assets
Impairment charge recognized	$ 0	$ 0	$ 0
Computers and office equipment | Minimum
Property and equipment, net
Estimated useful lives	3 years
Computers and office equipment | Maximum
Property and equipment, net
Estimated useful lives	5 years
Software | Maximum
Property and equipment, net
Estimated useful lives	5 years
Vehicles
Property and equipment, net
Estimated useful lives	4 years

Summary of principal accounting policies (Details 2) (USD $)	12 Months Ended				15 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Nov. 30, 2011 item
Domain Name
Cost of domain name purchased				$ 141,735
Impairment charge recognized	0	0	0
Amortization of acquired intangible assets	204,266	0	0
Film cost
Period from the date of the initial theatrical release for which revenue will be included in Ultimate Revenues	10 years
Number of animation films for which Shanghai Taomee entered into several collaborative arrangements with third party film studios to jointly finance the production and distribution					3
Number of entities established to produce and distribute animation films	0
Amortization of capitalized film costs	968,276	556,899	0
Upfront licensing fees
Upfront licensing fees
Carrying value	1,500,000	1,200,000
Accumulated amortization	$ 200,000	$ 0
Upfront licensing fees | Minimum
Upfront licensing fees
Estimated useful life	3 years
Upfront licensing fees | Maximum
Upfront licensing fees
Estimated useful life	7 years

Summary of principal accounting policies (Details 3) (USD $)	12 Months Ended						1 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Item-based revenue model	Dec. 31, 2011 Item-based revenue model	Dec. 31, 2010 Item-based revenue model	Jun. 30, 2010 Item-based revenue model As previously reported Mole's World	Jul. 31, 2010 Item-based revenue model Change in accounting estimate of the useful life of the permanent items Mole's World	Dec. 31, 2012 Item-based revenue model Online Business Minimum	Dec. 31, 2012 Item-based revenue model Online Business Maximum
Revenue recognition
Estimated average lives of the permanent items							1 year	18 months	1 year	1 year 6 months
Gross revenue recognized from virtual premium items				$ 16,269,659	$ 21,203,727	$ 12,992,892
Expiration period of prepaid cards	2 years
Other operating income in connection with expired prepaid cards	1,867,626	546,360	41,801
Sales tax on revenue earned from business conducted in the PRC (as a percent)	5.00%
Value-added tax on revenue earned from business conducted in the PRC (as a percent)	6.00%
Sales and marketing expenses
Advertising expenses	5,078,703	3,295,128	942,826
Government subsidies
Unrestricted cash subsidies received from local government agencies	$ 3,377,496	$ 1,187,059	$ 236,449

Summary of principal accounting policies (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based compensation
Share-based compensation	$ 2,206,480	$ 1,996,753	$ 170,446
Cost of services
Share-based compensation
Share-based compensation	255,315	203,626	14,777
Product development expenses
Share-based compensation
Share-based compensation	498,500	814,185	80,923
Sales and marketing expenses
Share-based compensation
Share-based compensation	68,978	63,387	69,137
General and administrative expenses
Share-based compensation
Share-based compensation	$ 1,383,687	$ 915,555	$ 5,609

Summary of principal accounting policies (Details 5)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2012 Foreign currency risk Denominated in RMB CNY	Dec. 31, 2011 Foreign currency risk Denominated in RMB CNY	Dec. 31, 2012 Third-party distributors Sales item	Dec. 31, 2011 Third-party distributors Sales item
Certain risks and uncertainties
Aggregate amount of cash and cash equivalents	$ 118,570,672	$ 120,678,898	$ 43,087,134	$ 10,834,905	619,722,535	619,714,353
Concentration of credit risk							0.00%	0.00%
Concentration risk number							0	0

Property and equipment, net (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property and equipment, net
Property and equipment, gross	$ 5,443,878	$ 5,072,191
Less: accumulated depreciation and amortization	(4,138,157)	(2,666,615)
Property and equipment, net	1,305,721	2,405,576
Depreciation and amortization expense	1,456,990	1,763,832	871,408
Leasehold improvements
Property and equipment, net
Property and equipment, gross	1,593,739	1,587,344
Computers and office equipment
Property and equipment, net
Property and equipment, gross	3,303,347	2,927,631
Vehicle
Property and equipment, net
Property and equipment, gross	144,453	144,100
Software
Property and equipment, net
Property and equipment, gross	$ 402,339	$ 413,116

Investment in equity method investees (Details)	12 Months Ended							1 Months Ended		12 Months Ended					1 Months Ended	12 Months Ended							1 Months Ended	0 Months Ended	1 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended				3 Months Ended			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jul. 31, 2012 Taiwan Taomee, related party Elyn Corporation, legal entity	Nov. 30, 2011 Taiwan Taomee, related party Elyn Corporation, legal entity	Jul. 31, 2012 Taiwan Taomee, related party Joy Children, legal entity	Nov. 30, 2011 Taiwan Taomee, related party Joy Children, legal entity	Feb. 28, 2011 Elyn, equity method investment USD ($)	Dec. 31, 2009 Elyn, equity method investment USD ($) item	Dec. 31, 2012 Elyn, equity method investment USD ($)	Dec. 31, 2011 Elyn, equity method investment USD ($)	Dec. 31, 2010 Elyn, equity method investment USD ($)	Nov. 30, 2011 Elyn, equity method investment	Aug. 12, 2011 Elyn, equity method investment	Feb. 28, 2011 Elyn, equity method investment Qiming Funds USD ($)	Dec. 31, 2012 Joy Children, equity method investment USD ($)	Dec. 31, 2011 Joy Children, equity method investment USD ($)	Jul. 31, 2012 Joy Children, equity method investment	Nov. 30, 2011 Joy Children, equity method investment	Jul. 31, 2012 Taiwan Taomee, equity method investment	Nov. 30, 2011 Taiwan Taomee, equity method investment	Aug. 12, 2011 Taiwan Taomee, equity method investment	Nov. 30, 2011 Taiwan Taomee, equity method investment Joy Children, legal entity USD ($)	May 31, 2012 Ruigao	Oct. 31, 2010 Ruigao item	Jul. 31, 2012 Ruigao Shanghai Taomee USD ($)	Oct. 31, 2010 Ruigao Shanghai Taomee item	Mar. 31, 2011 Ruigao Shanghai Taomee USD ($)	Mar. 31, 2011 Ruigao Shanghai Taomee USD ($)	Dec. 31, 2012 Ruigao Shanghai Taomee USD ($)	Dec. 31, 2011 Ruigao Shanghai Taomee USD ($)	Dec. 31, 2010 Ruigao Shanghai Taomee USD ($)	May 31, 2012 Ruigao Shanghai Taomee	Mar. 31, 2012 Chuangyou USD ($) item	Mar. 31, 2012 Chuangyou CNY	Jan. 31, 2013 Chuangyou	Dec. 31, 2012 Chuangyou Shanghai Taomee USD ($)	Mar. 31, 2012 Chuangyou Shanghai Taomee USD ($)	Mar. 31, 2012 Chuangyou Shanghai Taomee CNY
Investment in equity method investees
Ownership interest (as a percentage)								29.50%	40.00%				28.80%	28.80%				28.77%	28.77%	27.10%	27.60%	28.80%					17.65%						15.61%	6.00%	6.00%	19.16%
Ownership interest held through related party (as a percentage)									20.00%
Number of years for the exclusive right to operate virtual worlds transferred as consideration for the investment in the investee									3 years
Number of virtual worlds to operate under exclusive right transferred as consideration for the investment in the investee									3
Fair value of exclusive operating rights									$ 1,666,680
Sale of equity interest indirectly held by related party (as a percent)								10.50%							9.14%
Sale of equity interest indirectly held by related party to third party investor (as a percent)								1.36%
Proceeds from sale of equity method investment															3,385,000											1,041,124
Proceeds from sale of equity method investment received from third party investor								500,000
Gain from sale of equity method investment								3,662,098																		323,982
Percentage of ownership interest in affiliate				70.88%	72.09%	21.49%	21.86%
Consideration paid in cash	6,957,520	1,118,538	493,185																				668,992					502,534	986,370					142,694	900,000
Profit or loss in equity method investment	1,139,650	4,224,281	493,573							506,644	965,959	546,437				191,381	7,757													152,953	(411,533)	(52,864)					(35,310)
Number of unrelated individuals that have entered into an equity investment agreement with the entity																									2
Number of installments payments made to acquire ownership interest																											2
Ownership percentage acquired by third party investor																								7.50%
Percentage of newly issued equity interest agreed to be subscribed in future through call option																																						13.16%	13.16%
Amount of newly issued equity interest agreed to be subscribed in future through call option																																						$ 555,476	3,500,000
Number of investors of equity method investee that are director and principal shareholders in entity																																		1	1

Investment in cost method investees (Details) (Gamespedia, USD $) In Millions, unless otherwise specified	Nov. 30, 2012
Gamespedia
Investment in cost method investees
Ownership interest (as a percent)	8.02%
Cost method investment	$ 6.2

Series A convertible redeemable preferred shares (Details) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended
	May 06, 2009	Jun. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Series A convertible redeemable preferred shares
Direct and incremental equity issuance costs			$ 340,713	$ 6,943,426	$ 414,430
Reconciliation of the Series A Convertible Redeemable Preferred Shares
Conversion to ordinary shares				5,827,991
Series A convertible redeemable preferred shares
Series A convertible redeemable preferred shares
Preferred shares issued	125,000,000
Par value per share of preferred shares issued (in dollars per share)	$ 0.00002
Price per share of preferred shares issued (in dollars per share)	$ 0.04
Aggregate cash proceeds, net of direct and incremental equity issuance costs from issuance of preferred shares	4,948,718
Direct and incremental equity issuance costs	51,282
Accretion to the redemption value				200,601	468,580
Number of ordinary shares into which preferred shares were converted		125,000,000
Reconciliation of the Series A Convertible Redeemable Preferred Shares
Balance at the beginning of the period				5,627,390	5,158,810
Deemed dividend on Series A convertible redeemable preferred shares				200,601	468,580
Conversion to ordinary shares				(5,827,991)
Balance at the end of the period					$ 5,627,390
Number of preferred shares issued			0
Number of preferred shares outstanding			0

Ordinary Shares (Details) (USD $)	1 Months Ended			1 Months Ended					0 Months Ended	1 Months Ended
	Feb. 29, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2011 Ordinary shares	Feb. 28, 2011 Ordinary shares	Dec. 31, 2012 Ordinary shares	Dec. 31, 2011 Ordinary shares	Feb. 14, 2011 Ordinary shares	May 06, 2009 Series A convertible redeemable preferred shares	Feb. 28, 2011 Series A convertible redeemable preferred shares	Feb. 14, 2011 Series A convertible redeemable preferred shares
Ordinary Shares
Par value of ordinary shares (in dollars per share)		$ 0.00002	$ 0.00002					$ 0.00002
Number of shares issued				154,254,480					125,000,000
Share split ratio	50				50					50
Par value of preferred shares (in dollars per share)											$ 0.00002
Preferred stock conversion ratio										1
Proceeds from issuance of shares in initial public offering, net of underwriting discounts and commissions				$ 64,555,500
Underwriting discounts and commissions				$ 4,859,016
Number of shares legally issued according to share incentive plans						29,633,648	42,853,800

Treasury Stock (Details) (USD $)	4 Months Ended	12 Months Ended		24 Months Ended		1 Months Ended	12 Months Ended		24 Months Ended	12 Months Ended		24 Months Ended
	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Nov. 30, 2011	Nov. 30, 2011 American Depository Shares (ADS)	Dec. 31, 2012 American Depository Shares (ADS)	Dec. 31, 2011 American Depository Shares (ADS)	Dec. 31, 2012 American Depository Shares (ADS)	Dec. 31, 2012 Ordinary shares	Dec. 31, 2011 Ordinary shares	Dec. 31, 2012 Ordinary shares
Share repurchase program
Maximum amount of ADSs that can be repurchased under share repurchase program						$ 10,000,000
Number of ordinary shares represented by each ADS					20
Number of months share repurchase plan extended	12 months
Shares acquired							461,894	123,658	585,552	9,237,880	2,473,160	11,711,040
Cash consideration for ordinary shares repurchased		$ 1,754,792	$ 562,502	$ 2,317,294

Share-based Compensation (Details) (USD $)	12 Months Ended							0 Months Ended					12 Months Ended				0 Months Ended	12 Months Ended		0 Months Ended			0 Months Ended								12 Months Ended		0 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Minimum	Dec. 31, 2011 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2011 Maximum	May 06, 2009 2009 Share Incentive Plan	Jan. 04, 2011 2010 Share Incentive Plan	Jun. 13, 2010 2010 Share Incentive Plan	Jul. 25, 2012 2012 Share Incentive Plan	Mar. 30, 2012 Share options	Dec. 31, 2012 Share options	Dec. 31, 2011 Share options	Dec. 31, 2010 Share options	Dec. 31, 2012 Share options 2009 Share Incentive Plan	May 06, 2009 Share options 2009 Share Incentive Plan Employees	Dec. 31, 2010 Share options 2009 Share Incentive Plan Employees	Dec. 31, 2009 Share options 2009 Share Incentive Plan Employees	Nov. 21, 2011 Share options 2010 Share Incentive Plan	Jul. 16, 2011 Share options 2010 Share Incentive Plan	Dec. 31, 2012 Share options 2010 Share Incentive Plan	Nov. 21, 2011 Share options 2010 Share Incentive Plan Employees	Jan. 04, 2011 Share options 2010 Share Incentive Plan Employees	Jul. 20, 2012 Share options 2010 Share Incentive Plan Director and Employee	Jul. 16, 2012 Share options 2010 Share Incentive Plan Director and Employee	May 24, 2011 Share options 2010 Share Incentive Plan Director and Employee	May 24, 2011 Share options 2010 Share Incentive Plan Director and Employee Minimum	May 24, 2011 Share options 2010 Share Incentive Plan Director and Employee Maximum	Jan. 04, 2011 Share options 2010 Share Incentive Plan Third party consultant	Dec. 31, 2012 Non-vested restricted shares	Dec. 31, 2011 Non-vested restricted shares	Jul. 16, 2011 Non-vested restricted shares 2010 Share Incentive Plan	May 24, 2011 Non-vested restricted shares 2010 Share Incentive Plan
Share-based Compensation
Total share-based compensation (in dollars)	$ 2,206,480	$ 1,996,753	$ 170,446										$ 792,691	$ 1,654,630	$ 170,446																$ 1,413,789	$ 342,123
Authorized shares								45,000,000		55,000,000	30,000,000
Contractual term				8 years 9 months 11 days		10 years		10 years		10 years	10 years
Options granted (in shares)													23,440,000					35,175,000	10,500,000				150,000	16,665,000	3,600,000	19,840,000	20,175,000			2,500,000
Exercise price of options granted (in dollars per share)									$ 0.36				$ 0.23					$ 0.07	$ 0.04				$ 0.26	$ 0.36	$ 0.2	$ 0.24	$ 0.45			$ 0.36
Vesting period																	4 years						4 years	4 years	3 years	4 years		3 years	4 years	4 years
Consideration for which awards are granted (in dollars per share)																															$ 0.24
Percentage of awards vesting on each of the anniversary after the grant date																	25.00%			25.00%	25.00%		25.00%	25.00%						25.00%			25.00%	25.00%
Outstanding options to purchase ordinary shares													46,921,360	73,731,300		25,496,360						21,425,000
Requisite service period																														4 years			4 years	4 years
Weighted-average grant date fair value for options granted (in dollars per share)													$ 0.12	$ 0.22	$ 0.03
Options exercised (in shares)													9,639,780	1,646,200
Total intrinsic value of options exercised (in dollars)													$ 1,251,212
January 4, 2011 share options converted to restricted stocks												14,090,000
May 24, 2011 share options converted to restricted stocks												14,700,000
Conversion ratio of options into restricted shares												3
Key assumptions used to estimate grant date fair value of options granted
Risk-free interest rate (as a percent)			3.36%
Minimum risk-free interest rate (as a percent)	2.51%	1.11%
Maximum risk-free interest rate (as a percent)	3.04%	2.61%
Expected term			6 years 3 months		6 years		6 years 3 months
Contractual term				8 years 9 months 11 days		10 years		10 years		10 years	10 years
Expected volatility rate (as a percent)			51.00%
Minimum expected volatility rate (as a percent)	54.57%	55.00%
Maximum expected volatility rate (as a percent)	57.16%	60.00%
Dividend yield (as a percent)	0.00%	0.00%	0.00%
Number of scenarios under option pricing method used to allocate equity value to determine the fair value of ordinary shares	3

Share-based Compensation (Details 2) (USD $)	12 Months Ended			0 Months Ended		12 Months Ended			0 Months Ended			12 Months Ended				0 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 04, 2011 2010 Share Incentive Plan	Mar. 30, 2012 Share options	Dec. 31, 2012 Share options	Dec. 31, 2011 Share options	Dec. 31, 2010 Share options	Nov. 21, 2011 Share options 2010 Share Incentive Plan	Jul. 16, 2011 Share options 2010 Share Incentive Plan	Dec. 31, 2012 Share options 2010 Share Incentive Plan	Dec. 31, 2012 Non-vested restricted shares	Dec. 31, 2011 Non-vested restricted shares	Dec. 31, 2012 Non-vested restricted shares Guangdong Taomee Co-founder and senior management	Jun. 02, 2012 Non-vested restricted shares Guangdong Taomee Co-founder and senior management	Jul. 16, 2011 Non-vested restricted shares 2010 Share Incentive Plan	May 24, 2011 Non-vested restricted shares 2010 Share Incentive Plan	Dec. 31, 2012 Non-vested restricted shares 2010 Share Incentive Plan
Number of options
Options outstanding at the beginning of the period (in shares)						73,731,300					21,425,000
Options granted (in shares)						23,440,000
Forfeited (in shares)						(11,820,160)
Conversion to restricted shares						(28,790,000)
Exercised (in shares)						(9,639,780)	(1,646,200)
Options outstanding at the end of the period (in shares)						46,921,360	73,731,300				21,425,000
Options vested or expected to vest at the end of the period (in shares)						44,575,292
Options exercisable at the end of the period (in shares)						10,940,110
Weighted average exercise price
Options outstanding at the beginning of the period (in dollars per share)						$ 0.22
Granted (in dollars per share)				$ 0.36		$ 0.23
Forfeited (in dollars per share)						$ 0.23
Conversion to restricted shares (in dollars per share)						$ 0.41
Exercised (in dollars per share)						$ 0.06
Options outstanding at the end of the period (in dollars per share)						$ 0.14	$ 0.22
Options vested or expected to vest at the end of the period (in dollars per share)						$ 0.14
Options exercisable at the end of the period (in dollars per share)						$ 0.07
Weighted Average remaining contract terms
Options outstanding at the end of the period						8 years 3 months 18 days
Options vested or expected to vest at the end of the period						8 years 3 months 18 days
Options exercisable at the end of the period						7 years 3 months 18 days
Aggregate intrinsic value
Options outstanding at the end of the period						$ 2,849,876
Options vested or expected to vest at the end of the period						2,707,382
Options exercisable at the end of the period						1,207,558
Requisite service period														3 years		4 years	4 years
Percentage of awards vesting on each of the anniversary after the grant date									25.00%	25.00%				33.30%		25.00%	25.00%
Incremental compensation cost recognized on modification of share-based award					0
Equity interest granted in the form of non-vested restricted shares (as a percent)															15.00%
Compensation expense	2,206,480	1,996,753	170,446			792,691	1,654,630	170,446				1,413,789	342,123	46,072
Number of Non-vested Restricted Shares
Non-vested as at the beginning of the period (in shares)												4,500,000
Granted (in shares)												400,000				400,000	4,500,000
Granted to replace existing options (in shares)												9,596,718
Forfeited (in shares)												2,266,698
Vested (in shares)												3,580,372
Non-vested as at the end of the period (in shares)												8,649,648	4,500,000
Weighted average grant-date fair value
Non-vested as at the beginning of the period (in dollars per share)												$ 0.5
Granted (in dollars per share)												$ 0.24
Granted to replace existing options (in dollars per share)												$ 0.67
Forfeited (in dollars per share)												$ 0.59
Vested (in dollars per share)												$ 0.61
Non-vested as at the end of the period (in dollars per share)												$ 0.6	$ 0.5
Unrecognized compensation expense						$ 2,546,872								$ 191,616				$ 3,738,736
Unrecognized compensation expense to be recognized over weighted-average period						3 years 1 month 6 days								2 years 6 months				2 years 3 months 18 days

Taxation (Details)	12 Months Ended									1 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Minimum CNY	Dec. 31, 2012 Hong Kong USD ($)	Dec. 31, 2011 Hong Kong USD ($)	Dec. 31, 2010 Hong Kong USD ($)	Dec. 31, 2012 Hong Kong Minimum	Dec. 31, 2012 Hong Kong Maximum	Jan. 31, 2009 Shanghai Taomee PRC	Dec. 31, 2013 Shanghai Taomee PRC	Dec. 31, 2012 Shanghai Taomee PRC USD ($)	Dec. 31, 2011 Shanghai Taomee PRC	Dec. 31, 2010 Shanghai Taomee PRC	Dec. 31, 2009 Shanghai Taomee PRC	Dec. 31, 2014 Shanghai Shengran	Dec. 31, 2013 Shanghai Shengran	Dec. 31, 2012 Shanghai Shengran	Dec. 31, 2011 Shanghai Shengran	Dec. 31, 2014 Shanghai Shengran PRC	Dec. 31, 2013 Shanghai Shengran PRC	Dec. 31, 2012 Shanghai Shengran PRC USD ($)	Dec. 31, 2012 Shanghai Qidong PRC	Dec. 31, 2012 Shanghai Animation PRC	Dec. 31, 2012 Guangdong Taomee	Dec. 31, 2012 Shanghai Xinsheng
Taxation
Profit tax provided	$ (854,904)	$ 1,727,070	$ (2,503,727)		$ 0	$ 0	$ 0
Tax exemption period due to Software Enterprise Certification										2 years
Partial tax reduction period due to Software Enterprise Certification										3 years
Percentage of tax reduction due to Software Enterprise Certification																50.00%	50.00%	50.00%	50.00%
Effective tax rate (as a percent)	(12.40%)	10.20%	(13.10%)								12.50%	12.50%	12.50%	0.00%	0.00%					12.50%	12.50%	12.50%	25.00%	25.00%	25.00%	25.00%
Adjustment as a one-time tax benefit																						2,100,000
Withholding income tax rate on dividends which arise from profits of FIEs under EIT Law (as a percent)					10.00%
Withholding income tax rate on dividends which arise from profits of FIEs under EIT Law if the foreign investor is incorporated in Hong Kong and holds at least 25% in FIE (as a percent)					5.00%
Equity interest directly owned by residents in the foreign country in PRC subsidiaries for lower withholding tax (as a percent)								25.00%
Withholding income tax rate on dividends which arise from profits of FIEs under EIT Law if the foreign investor is incorporated in Hong Kong and holds less than 25% (as a percent)					10.00%
Equity interest directly owned by residents in the foreign country in PRC subsidiaries for lower withholding tax (as a percent)									25.00%
Amount provided for withholding income tax for undistributed profits																						0
Deferred tax liability	13,473	10,910										0
Gross unrecognized tax benefits	0	0	0
Period under statute of limitations, underpayment of taxes	3 years
Extended period under statute of limitations (in years)	5 years
Amount of underpayment of tax liability considered as a special circumstance for applicability of extended period under statute of limitations				100,000
Period under statute of limitations in case of transfer pricing related adjustment	10 years

Taxation (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation between the effective income tax rate and the PRC statutory income tax rate
PRC statutory tax rate (as a percent)	25.00%	25.00%	25.00%
Tax effect of other expenses that are not deductible in determining taxable profit (as a percent)	0.40%	0.10%	(0.10%)
Effect of different tax rate of group entity operating in other jurisdictions (as a percent)	7.00%	2.80%	(0.40%)
Effect of tax holidays granted to PRC subsidiaries, deferred income tax impact (as a percent)	(2.80%)	(0.60%)	(14.00%)
Effect of tax holidays granted to PRC subsidiaries, current income tax impact (as a percent)	(13.90%)	(14.30%)	(21.40%)
Effect of additional research and development of new technology, products, and processes ("R&D") deduction (as a percent)	(3.50%)	(0.80%)	(3.10%)
Effect of valuation allowance (as a percent)	1.40%	0.90%
Withholding tax on undistributed earnings (as a percent)		(2.90%)	0.90%
Effect of adjustment of prior year tax benefit	(26.00%)
Effective tax rate (as a percent)	(12.40%)	10.20%	(13.10%)
Taxation
Tax that would otherwise have been payable without tax holidays	$ 571,567	$ 2,463,963	$ 4,090,167
Deferred tax assets:
Deferred revenue and advance from customers	2,441,578	2,893,519
Other	770,778	491,354
Gross deferred tax assets:	3,212,356	3,384,873
Valuation allowances	(242,460)	(137,469)
Net deferred tax assets	2,969,896	3,247,404
Deferred tax liabilities:
Amortization of intangible assets	13,473	10,910
Net deferred tax liabilities	13,473	10,910
Deferred tax assets are analyzed as:
Current	2,969,896	3,247,404
Net deferred tax assets	2,969,896	3,247,404
Deferred tax liabilities are analyzed as:
Current	13,473	10,910
Net deferred tax liabilities	$ 13,473	$ 10,910
Basic earnings per share
Taxation
Decrease in basic and diluted earnings per share (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Diluted earnings per share
Taxation
Decrease in basic and diluted earnings per share (in dollars per share)	$ 0.01	$ 0.01	$ 0.01

Taxation (Details 3) (Group's PRC subsidiaries, PRC, USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Taxation
Net operating loss carry forwards	$ 1
2013
Taxation
Net operating loss carry forwards	0.01
2014
Taxation
Net operating loss carry forwards	0.01
2015
Taxation
Net operating loss carry forwards	0.01
2016
Taxation
Net operating loss carry forwards	0.01
2017
Taxation
Net operating loss carry forwards	$ 0.03

Employment benefits and profit appropriation (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employment benefits and profit appropriation
Expenses for employee benefits	$ 3,130,133	$ 1,809,423	$ 744,512

Restricted net assets (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Restricted net assets
Percentage of after tax profit to be appropriated to general reserve fund per annum by the subsidiaries and the VIEs of the Group in the PRC	10.00%
Accumulated amount up to which appropriations are required to be made to reserve fund as a percentage of registered capital by the subsidiaries and the VIEs of the Group in the PRC	50.00%
Amount of reserve fund	$ 2,009,740
PRC subsidiaries' registered capital considered as restricted	10,306,494
Restricted Net Assets
Amount not available for distribution to the entity by PRC subsidiaries in the form of dividends, loans or advances	12,316,234
VIEs
Restricted Net Assets
Amount not available for distribution to the entity by PRC subsidiaries in the form of dividends, loans or advances	7,756,591
WOFE
Restricted Net Assets
Amount not available for distribution to the entity by PRC subsidiaries in the form of dividends, loans or advances	$ 4,559,643

Commitments and contingencies (Details)	12 Months Ended					12 Months Ended
	Dec. 31, 2012 USD ($) item	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2012 Investment agreement Voozclub USD ($)	Dec. 31, 2012 Agreements for the exclusive license rights to a cartoon style action game Shanghai Taomee USD ($)	Dec. 31, 2012 Agreements for the exclusive license rights to a cartoon style action game Shanghai Taomee CNY	Dec. 31, 2012 Agreements for the exclusive license rights to a cartoon style action game Shanghai Taomee License fee USD ($)	Dec. 31, 2012 Agreements for the exclusive license rights to a cartoon style action game Shanghai Taomee License fee CNY	Dec. 31, 2012 Agreements for the exclusive license rights to a cartoon style action game Shanghai Taomee Minimum guarantee USD ($)	Dec. 31, 2012 Agreements for the exclusive license rights to a cartoon style action game Shanghai Taomee Minimum guarantee CNY
Operating lease commitments
Rental expenses under operating leases	$ 2,149,379	$ 1,986,464	$ 1,003,291
Operating lease commitments
2013	2,540,709			15,969,625
2014	2,187,827			13,751,584
2015	1,084,074			6,813,947
Total	5,812,610			36,535,156
Contractual Commitment
Contractual commitment								795,482	5,000,000	795,482	5,000,000
Cost method investment					1,400,000
Ownership Percentage					10.00%
Maximum additional fees if certain milestones are met						$ 1,113,674	7,000,000
Number of existing proceedings that will have a material effect on the entity's cash flows, operating results, or financial condition	0

Earnings per share (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Basic earnings per share:
Net income attributable to Taomee Holdings Limited	$ 8,861,867	$ 19,493,171	$ 21,574,076
Less:
Deemed dividend on Series A convertible redeemable preferred shares		(200,601)	(468,580)
Amounts allocated to preferred shares for participating rights to dividends		(1,589,047)	(4,588,151)
Net income attributable to holders of ordinary shares-basic and diluted	8,861,867	17,703,523	16,517,345
Weighted average ordinary shares outstanding-basic	731,303,362	606,648,098	450,000,000
Basic earnings per share (in dollars per share)	$ 0.01	$ 0.03	$ 0.04
Diluted earnings per share:
Net income attributable to holders of ordinary shares	$ 8,861,867	$ 17,703,523	$ 16,517,345
Weighted average ordinary shares outstanding-basic	731,303,362	606,648,098	450,000,000
Stock options (in shares)	22,230,137	33,729,077	8,482,370
Weighted average ordinary shares outstanding-diluted	753,533,499	640,377,175	458,482,370
Diluted earnings per share (in dollars per share)	$ 0.01	$ 0.03	$ 0.04
Anti-dilutive securities
Securities excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive	30,074,648	38,140,000	160,175,000
Series A convertible redeemable preferred shares
Anti-dilutive securities
Securities excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive			125,000,000
Options
Anti-dilutive securities
Securities excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive	21,425,000	33,640,000	35,175,000
Non-vested restricted shares
Anti-dilutive securities
Securities excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive	8,649,648	4,500,000

Related party transactions (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jun. 12, 2009 Shanghai Shengran USD ($)	Jun. 12, 2009 Shanghai Shengran CNY	Dec. 31, 2010 Five shareholders USD ($)	Mar. 31, 2009 Five shareholders Shanghai Taomee USD ($)	Mar. 31, 2009 Five shareholders Shanghai Taomee CNY	Dec. 31, 2010 Five shareholders Shanghai Shengran USD ($)	Jun. 30, 2009 Five shareholders Shanghai Shengran USD ($)	May 31, 2012 PE Shanghai Taomee item	Jun. 30, 2009 PE Shanghai Taomee item	Dec. 31, 2012 PE Shanghai Taomee USD ($)	Dec. 31, 2011 PE Shanghai Taomee USD ($)	Dec. 31, 2010 PE Shanghai Taomee USD ($)	Dec. 31, 2012 Taiwan Taomee Shanghai Shengran USD ($) item	Dec. 31, 2012 Taiwan Taomee Shanghai Shengran Online licensing USD ($)	Dec. 31, 2011 Taiwan Taomee Shanghai Shengran Online licensing USD ($)	Dec. 31, 2012 Taiwan Taomee Shanghai Shengran Offline licensing USD ($)	Dec. 31, 2011 Taiwan Taomee Shanghai Shengran Offline licensing USD ($)	Nov. 30, 2011 Qiming Funds USD ($)	Dec. 31, 2012 Chuangyou Shanghai Taomee USD ($)	Nov. 30, 2012 Chuangyou Shanghai Shengran USD ($)	Nov. 30, 2012 Chuangyou Shanghai Shengran CNY
Related party transactions
Amount of pro rata share paid to increase in the registered capital						$ 366,129	2,500,000
Maximum amount of interest-free loans agreed to be provided to shareholders of VIEs			366,129	2,500,000					366,129
Number of agreements										2	2
Amount due to related parties	89,728	66,104						366,129				13,954								52,989
Amount paid to related parties								366,129
Royalties paid to related parties												203,444	173,281	31,208
Licensing fee												200,000	0	0
Amount due from related parties	893,020	202,267													185,053						150,000
Settlement of amount owed from related party					56,114
Number of additional online games licensed															2
Revenues generated from related parties																127,644	245,015	175,500	240,160
Interest-free loan provided by related party																						$ 76,366	480,000

Segment and geographic information (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Segment and geographic information
Number of reportable segments of the group	2
Segment and geographic information
Revenue	$ 42,280,424	$ 48,411,570	$ 38,909,170
Less: sales tax and related taxes	2,072,190	3,014,529	2,936,276
Net revenue	40,208,234	45,397,041	35,972,894
Less: cost of services	9,998,390	7,687,558	5,851,185
Gross profit	30,209,844	37,709,483	30,121,709
Online Business
Segment and geographic information
Revenue	34,091,925	43,115,126	36,496,631
Less: sales tax and related taxes	1,922,430	2,784,348	2,813,782
Net revenue	32,169,495	40,330,778	33,682,849
Less: cost of services	6,949,772	6,035,323	5,165,602
Gross profit	25,219,723	34,295,455	28,517,247
Offline Business
Segment and geographic information
Revenue	8,188,499	5,296,444	2,412,539
Less: sales tax and related taxes	149,760	230,181	122,494
Net revenue	8,038,739	5,066,263	2,290,045
Less: cost of services	3,048,618	1,652,235	685,583
Gross profit	$ 4,990,121	$ 3,414,028	$ 1,604,462

Subsequent events (Details) (Subsequent event)	Mar. 31, 2013 Shanghai Animation Agreements to jointly invest in production and distribution of animation film with related party Forecast USD ($)	Mar. 31, 2013 Shanghai Animation Agreements to jointly invest in production and distribution of animation film with related party Forecast CNY	Mar. 31, 2013 Shanghai Taomee Online game development company investment with five third party individuals USD ($) item	Mar. 31, 2013 Shanghai Taomee Online game development company investment with five third party individuals CNY item	Mar. 31, 2013 Voozclub USD ($)
Subsequent events
Cost method investment					$ 1,400,000
Investment in production and distribution of film project	2,068,252	13,000,000
Investment			$ 318,193	2,000,000
Ownership interest (as a percentage)			40.00%	40.00%
Number of third-party individuals that have entered into an equity investment agreement with the entity			5	5